UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2022

Date of reporting period: November 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.21

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

January 14, 2022

This report provides management’s discussion of fund performance for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the semi-annual reporting period ended November 30, 2021.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax—and in the case of the California and New York Portfolios, state taxation of the respective state—that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available, consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	6 Months	12 Months

AB CALIFORNIA PORTFOLIO

Class A Shares	0.56%	3.07%

Class C Shares	0.26%	2.39%

Advisor Class Shares[1]	0.68%	3.33%

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB HIGH INCOME MUNICIPAL PORTFOLIO

Class A Shares	2.33%	8.16%

Class C Shares	1.86%	7.36%

Advisor Class Shares[1]	2.37%	8.44%

Class Z Shares[1]	2.37%	8.44%

Bloomberg Municipal Bond Index	0.56%	1.97%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	6 Months	12 Months

AB NATIONAL PORTFOLIO

Class A Shares	0.93%	3.51%

Class C Shares	0.54%	2.73%

Advisor Class Shares[1]	1.05%	3.77%

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB NEW YORK PORTFOLIO

Class A Shares	1.09%	4.61%

Class C Shares	0.80%	3.93%

Advisor Class Shares[1]	1.21%	4.88%

Bloomberg Municipal Bond Index	0.56%	1.97%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended November 30, 2021.

Except for Class C of the California and National Portfolios, which underperformed, and Class A of the California Portfolio, which performed in line, all share classes of the Portfolios outperformed the benchmark for the six-month period; all share classes of the Portfolios outperformed the benchmark for the 12-month period, before sales charges. During both periods, an overweight to municipal credit and allocations to inflation protection via tax-efficient Consumer Price Index (“CPI”) swaps contributed, relative to the benchmark.

California Portfolio: During both periods, security selection within the not-for-profit health-care sector contributed, while selection in multi-family housing detracted.

High Income Municipal Portfolio: While the benchmark is fully invested in investment-grade securities, the Portfolio invests in below-investment-grade securities, which was beneficial over both periods. During both periods, security selection within the not-for-profit health-care sector contributed, while selection in multi-family housing detracted.

National Portfolio: During both periods, security selection within the state general obligation sector contributed, while selection in multi-family housing detracted.

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New York Portfolio: During both periods, security selection within the private higher-education sector contributed, while selection in airport/ports detracted.

All Portfolios utilized derivatives in the form of inflation CPI swaps, interest rate swaps and credit default swaps for hedging purposes. The High Income Municipal Portfolio also utilized credit default swaps for investment purposes. During both periods, CPI swaps added to absolute returns for all Portfolios. During the six-month period, interest rate swaps and credit default swaps had no material impact on all Portfolios. For the 12-month period, interest rate swaps and credit default swaps had no material impact on the California, National and New York Portfolios and detracted for the High Income Municipal Portfolio.

MARKET REVIEW AND INVESTMENT STRATEGY

Yields rose in 2021, particularly late in the reporting period, as investors have begun to digest the implications of the US Federal Reserve (the “Fed”) tapering of its asset purchase program and the likelihood of short-term interest-rate hikes in 2022. Even with the expected change in policy from the Fed, municipals continued to perform well over both the six- and 12-month periods ended November 30, 2021. Heavy investor demand was a key driver of relative outperformance versus other investment-grade fixed-income sectors. Industry-wide flows into municipal bond funds were positive in 80 of the last 81 weeks of the period. Through November, investors added $97 billion into muni funds in 2021, which is a new calendar-year record.

Additionally, strengthening credit fundamentals and attractive credit spreads caused excess demand for municipal credit. BBB and high-yield rated municipal indices outperformed more highly rated bonds significantly as credit spreads compressed. Toward the end of the period, the market began to experience some modest spread widening in certain idiosyncratic issuers and sectors. The Fund’s Senior Investment Management Team (the “Team”) views this spread widening as a reflection of spreads being too tight in certain sectors and not reflective of weakening fundamentals.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

California	3.94%	0.48%

High Income Municipal	1.58%	0.00%

National	4.45%	0.08%

New York	0.84%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be noninvestment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities; and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may

(continued on next page)

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invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state,

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DISCLOSURES AND RISKS (continued)

including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could

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DISCLOSURES AND RISKS (continued)

also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also

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DISCLOSURES AND RISKS (continued)

subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.54%	0.96%

1 Year	3.07%	0.00%

5 Years	4.00%	3.37%

10 Years	3.86%	3.55%

CLASS C SHARES			-0.18%	-0.32%

1 Year	2.39%	1.39%

5 Years	3.23%	3.23%

10 Years[3]	3.11%	3.11%

ADVISOR CLASS SHARES[4]			0.81%	1.44%

1 Year	3.33%	3.33%

5 Years	4.26%	4.26%

10 Years	4.14%	4.14%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.00%

5 Years	3.25%

10 Years	3.34%

CLASS C SHARES

1 Year	0.34%

5 Years	3.13%

10 Years[1]	2.90%

ADVISOR CLASS SHARES[2]

1 Year	2.36%

5 Years	4.14%

10 Years	3.93%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.60%	2.46%

1 Year	8.16%	4.96%

5 Years	6.49%	5.84%

10 Years	6.29%	5.96%

CLASS C SHARES			0.91%	1.40%

1 Year	7.36%	6.36%

5 Years	5.68%	5.68%

10 Years[3]	5.52%	5.52%

ADVISOR CLASS SHARES[4]			1.90%	2.92%

1 Year	8.44%	8.44%

5 Years	6.74%	6.74%

10 Years	6.57%	6.57%

CLASS Z SHARES[4]			1.90%	2.92%

1 Year	8.44%	8.44%

Since Inception[5]	7.02%	7.02%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios inclusive of interest expense as 0.85%, 1.61%, 0.60% and 0.59% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.05%

5 Years	5.78%

10 Years	5.77%

CLASS C SHARES

1 Year	4.44%

5 Years	5.62%

10 Years[1]	5.32%

ADVISOR CLASS SHARES[2]

1 Year	6.50%

5 Years	6.68%

10 Years	6.38%

CLASS Z SHARES[2]

1 Year	6.50%

Since Inception[3]	6.92%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.57%	0.88%

1 Year	3.51%	0.39%

5 Years	4.18%	3.55%

10 Years	3.86%	3.55%

CLASS C SHARES			-0.16%	-0.25%

1 Year	2.73%	1.73%

5 Years	3.41%	3.41%

10 Years[3]	3.11%	3.11%

ADVISOR CLASS SHARES[4]			0.83%	1.28%

1 Year	3.77%	3.77%

5 Years	4.44%	4.44%

10 Years	4.14%	4.14%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.57%

5 Years	3.39%

10 Years	3.37%

CLASS C SHARES

1 Year	0.83%

5 Years	3.24%

10 Years[1]	2.93%

ADVISOR CLASS SHARES[2]

1 Year	2.76%

5 Years	4.28%

10 Years	3.95%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

16 | AB MUNICIPAL INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.55%	0.93%

1 Year	4.61%	1.50%

5 Years	4.00%	3.37%

10 Years	3.37%	3.06%

CLASS C SHARES			-0.17%	-0.29%

1 Year	3.93%	2.93%

5 Years	3.24%	3.24%

10 Years[3]	2.62%	2.62%

ADVISOR CLASS SHARES[4]			0.81%	1.37%

1 Year	4.88%	4.88%

5 Years	4.26%	4.26%

10 Years	3.64%	3.64%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.32%

5 Years	3.23%

10 Years	2.89%

CLASS C SHARES

1 Year	1.59%

5 Years	3.06%

10 Years[1]	2.45%

ADVISOR CLASS SHARES[2]

1 Year	3.63%

5 Years	4.09%

10 Years	3.48%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.60	$3.77	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$1,002.60	$7.53	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,006.80	$2.52	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,023.30	$4.21	0.83%
Hypothetical**	$1,000	$1,020.91	$4.20	0.83%
Class C
Actual	$1,000	$1,018.60	$8.00	1.58%
Hypothetical**	$1,000	$1,017.15	$7.99	1.58%
Advisor Class
Actual	$1,000	$1,023.70	$2.94	0.58%
Hypothetical**	$1,000	$1,022.16	$2.94	0.58%
Class Z
Actual	$1,000	$1,023.70	$2.89	0.57%
Hypothetical**	$1,000	$1,022.21	$2.89	0.57%

AB National Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.30	$3.78	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$1,005.40	$7.54	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,010.50	$2.52	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

20 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.90	$3.78	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$1,008.00	$7.55	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,012.10	$2.52	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

*

Expenses are equal to the classes’ annualized expense ratios (interest expense incurred), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND | 21

BOND RATING SUMMARY1

November 30, 2021 (unaudited)

1

All data are as of November 30, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2021 (unaudited)

1

All data are as of November 30, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 86.4%
California – 82.5%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035-10/01/2037	$18,255	$21,446,581
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	5,157,325
Series 2020-A 5.00%, 10/01/2045	1,500	1,727,176
Series 2020-C 5.00%, 10/01/2045	1,000	1,151,451
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	9,043,157
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,468,383
Series 2021 0.33% (MUNIPSA + 0.28%), 04/01/2056(a)	2,500	2,504,233
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	6,345	7,683,226
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043-05/01/2048	5,350	6,221,433
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(b)	2,370	2,480,233
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	3,000	3,134,507

24 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	$500	$455,128
4.00%, 08/01/2046(b)	4,000	4,041,425
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040-06/01/2049	13,520	15,740,378
Series 2020-B 1.75%, 06/01/2030	110	110,583
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037-12/01/2044	8,150	9,851,191
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	5,016,833
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	16,535	24,229,018
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,673,988
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,325,309
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	1,030	1,248,196
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051-06/01/2061(b)	1,465	1,625,819
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035-08/15/2047	7,365	8,804,549

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2036-04/01/2040	$15,165	$18,082,607
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046-05/15/2051(c)	15,865	18,355,045
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013-A 5.00%, 07/01/2033	5,000	5,359,243
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	7,996	9,217,273
Series 2021 0.764%, 08/20/2036	2,650	192,674
3.25%, 08/20/2036	2,000	2,266,265
Series 2021-1, Class A 3.50%, 11/20/2035	7,280	8,308,496
Series 2021-2 0.815%, 03/25/2035	3,000	201,001
Series 2021-2, Class A 3.75%, 03/25/2035	6,487	7,665,398
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(b)	18,390	18,388,770
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.40% (MUNIPSA + 0.35%), 08/01/2047(a)	6,300	6,320,782
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(b)	1,500	1,505,041

26 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(b)	$1,250	$1,407,174
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036-06/01/2046	3,400	3,852,215
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035-04/01/2041	5,960	6,593,983
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032-10/01/2039	7,510	8,908,924
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046-10/01/2051	2,165	2,520,272
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041-05/15/2052	14,250	17,189,071
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2015-A 5.00%, 02/01/2046	1,380	1,555,657
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,287,083
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,731,414
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2036-12/31/2037	9,685	11,577,787

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	$8,950	$10,212,779
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(f)	2,655	53,100
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2039-11/21/2045(b)	17,740	21,224,340
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	2,200	1,826,257
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	2,000	2,295,480
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(b)	2,500	2,522,003
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037-10/15/2047	3,665	4,280,185
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(b)	2,750	2,972,563
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(b)	4,675	5,210,575
Series 2016 5.25%, 07/01/2052	2,500	2,821,848
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2047(b)	2,765	3,187,525

28 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(b)	$3,000	$3,532,035
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046-06/01/2051(b)	5,235	5,670,632
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(b)	430	485,602
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(b)	4,770	5,378,945
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(b)	625	707,295
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(b)	1,000	1,105,868
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037-07/01/2047(b)	3,420	3,976,423
Series 2020-A 4.00%, 07/01/2050-07/01/2055(b)	2,215	2,508,418
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034	600	656,750
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036-06/01/2046(b)	3,500	3,802,677
Series 2017 5.125%, 06/01/2047(b)	700	771,434
Series 2017-G 5.00%, 06/01/2037-06/01/2053(b)	1,910	2,134,298

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047-06/01/2053(b)	$4,950	$5,636,102
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	630,399
5.875%, 10/01/2044	1,000	1,097,390
6.00%, 10/01/2049	715	787,069
California State Public Works Board (California State Public Works Board Lease) Series 2012-A 5.00%, 04/01/2037	5,000	5,079,632
Series 2022-A 5.00%, 08/01/2022(c)	3,750	3,815,417
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,467,501
Series 2021-B 2.144%, 11/01/2033	6,000	5,967,319
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,845,148
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,276,118
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026-10/01/2045	5,645	6,377,509
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032-11/01/2041(b)	3,010	3,553,664

30 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034-05/15/2036	$3,910	$4,681,934
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,280,258
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2051(b)	2,150	2,533,081
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	5,000	5,771,917
Series 2018-A 5.50%, 12/01/2058(b)	1,700	2,083,709
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(b)	1,800	1,913,701
5.375%, 11/01/2049(b)	2,500	2,660,100
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039-07/01/2052(b)	6,535	7,109,495
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	6,300	5,710,635
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040-05/01/2043	2,000	2,375,064
City of Encinitas CA Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	965	999,791
5.00%, 09/01/2027 (Pre-refunded/ETM)	955	989,431

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2029 (Pre-refunded/ETM)	$770	$797,761
City of Fairfield CA (City of Fairfield CA COP) XLCA INS Series 2007 Zero Coupon, 04/01/2035	3,700	2,841,367
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027-09/02/2029	1,760	1,894,057
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043-09/01/2048	6,650	7,682,319
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032-05/15/2045	5,600	6,153,257
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,346,478
City of Los Angeles Department of Airports Series 2019 4.00%, 05/15/2044	4,045	4,614,094
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025-09/02/2030	3,290	3,402,245
City of Redding CA Electric System Revenue NATL Series 1992 12.269%, 07/01/2022 (Pre-refunded/ETM)(g)	100	106,810
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	11,632,041
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033-09/01/2034	2,320	2,749,735

32 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	$715	$819,964
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,900	4,972,118
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033-03/01/2037	8,400	10,002,599
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 05/01/2031	5,000	5,020,146
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032-01/01/2047	3,750	4,465,144
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	2,000	1,799,865
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	3,000	3,153,485
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	3,500	3,176,268
4.00%, 08/01/2047(b)	1,830	1,846,009
Coast Community College District Series 2019-F 3.00%, 08/01/2036-08/01/2038	3,965	4,362,832
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040-09/01/2045	2,240	2,567,816

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	$1,755	$2,075,243
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	4,000	3,798,017
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	3,000	3,043,785
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	5,000	5,197,791
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	2,000	1,837,536
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(b)(c)	1,000	930,995
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,500	2,623,461
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	908,775
4.00%, 12/01/2056(b)	1,000	1,009,865

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	$3,000	$2,950,546
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	2,400	2,500,882
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	3,000	3,032,822
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,468,356
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,736,059
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	12,940	13,220,036
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045	5,000	5,870,007
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	1,000	1,179,843
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031-09/01/2035	4,525	5,100,365
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028-11/01/2029	6,580	6,602,265
Los Angeles Community College District/CA Series 2019-K 4.00%, 08/01/2038	2,500	2,868,354

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2022-G 5.00%, 12/01/2035(c)	$5,500	$7,101,129
Los Angeles Unified School District/CA Series 2020-R 4.00%, 07/01/2036-07/01/2044	20,500	24,571,097
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012-B 5.00%, 10/01/2028-10/01/2029	9,220	9,561,694
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	1,328,965
Series 2009-B 6.50%, 11/01/2039	10,000	16,011,629
Menifee Union School District Series 2018 5.00%, 09/01/2043-09/01/2048	2,215	2,526,657
Metropolitan Water District of Southern California Series 2021-D 0.19% (MUNIPSA + 0.14%), 07/01/2037(a)	2,100	2,100,286
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)	1,640	1,906,807
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,500	1,744,031
5.00%, 08/01/2033 (Pre-refunded/ETM)	2,200	2,557,912
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,542,531
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,504,074
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,802,884

36 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palomar Health Series 2016-A 5.00%, 08/01/2031	$1,285	$1,490,490
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,840,880
Series 2017 5.00%, 11/01/2042	1,000	1,187,306
Poway Unified School District Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	970	1,004,598
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033-09/01/2034	2,495	2,821,622
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,578,199
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032-09/01/2037	3,235	3,984,197
Riverside County Transportation Commission Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	9,855,820
Series 2021 4.00%, 06/01/2046	5,000	5,886,366
Sacramento County Water Financing Authority NATL Series 2007-B 0.63% (LIBOR 3 Month + 0.55%), 06/01/2034(a)	1,450	1,445,490
0.65% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,375	5,330,177
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2037-07/01/2038	4,500	5,282,856
Series 2020 5.00%, 07/01/2035-07/01/2040	2,155	2,728,806
Series 2021-B 4.00%, 07/01/2046(c)	2,500	2,912,778

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032 (Pre-refunded/ETM)	$3,180	$3,417,408
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,342,520
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033-08/01/2035	2,000	2,364,396
Series 2016-C 5.00%, 08/01/2032-08/01/2035	2,000	2,365,090
San Francisco Intl Airport Series 2012-A 5.00%, 05/01/2027-05/01/2028	7,000	7,134,706
Series 2017-A 5.00%, 05/01/2042	2,000	2,397,055
Series 2019-A 5.00%, 05/01/2044	17,435	21,433,060
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,926,035
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,620,777
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033-07/01/2034	8,200	9,103,497
State of California Series 2004 5.30%, 04/01/2029	5	5,021
Series 2013 5.00%, 02/01/2031	5,000	5,267,829

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014 5.00%, 12/01/2030	$2,000	$2,183,909
Series 2019 5.00%, 04/01/2029	10,000	12,832,978
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033-09/01/2034	3,800	4,472,521
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016-A 5.00%, 08/01/2032-08/01/2036	3,500	4,136,829
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026-09/01/2028	2,375	2,447,253
5.50%, 09/01/2030-09/01/2033	2,135	2,200,420
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	2,461,055
0.45%, 06/01/2030	100	101,367
4.00%, 06/01/2022	1,250	1,273,052
5.00%, 06/01/2023	1,160	1,239,796
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037-06/01/2048	15,380	18,890,610
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040-10/01/2049	5,200	6,516,578
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	789,196
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031-01/01/2032	7,700	8,557,239

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032-07/01/2033	$3,500	$4,163,170

		913,219,774

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	1,710	1,975,021

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	500,733
Series 2018 7.125%, 09/01/2038(b)	1,385	1,802,700

		2,303,433

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	1,390	1,688,118

Guam – 1.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	700	724,553
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,502,805
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	5,240	6,032,496
Territory of Guam Series 2019 5.00%, 11/15/2031	290	335,289
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	4,675	5,470,076

		14,065,219

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	$2,000	$2,442,884

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(b)	335	442,212

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	357,320

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	535	600,920

Ohio – 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,700	1,723,823

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	1,102,974
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	725	788,728
AGC Series 2007-C 5.50%, 07/01/2031	140	157,190
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	2,090	2,256,408

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$2,110	$2,178,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	335	366,544
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	731,682
Series 2019-A 4.329%, 07/01/2040	1,065	1,192,808
4.55%, 07/01/2040	90	102,010
5.00%, 07/01/2058	2,650	3,035,727

		11,912,646

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,010	1,044,241

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,805	1,898,634

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044-01/01/2055(b)	640	714,884

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	127,348

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	$2,000	$2,138,810

		2,266,158

Total Long-Term Municipal Bonds (cost $905,408,553)		956,655,287

Short-Term Municipal Notes – 11.1%
California – 11.1%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-D 0.04%, 08/01/2035(h)	1,800	1,800,000
Antelope Valley-East Kern Water Agency Series 2008-A 0.04%, 06/01/2037(h)	1,125	1,125,000
California Municipal Finance Authority (Garden Grove Pacific Associates) Series 2018 0.05%, 06/01/2058(h)	6,325	6,325,000
California Statewide Communities Development Authority (Scripps Health Obligated Group) Series 2012-A 0.04%, 08/01/2035(h)	11,410	11,410,000
California Statewide Communities Development Authority (Western University of Health Sciences) Series 2019 0.04%, 06/01/2039(h)	5,570	5,570,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 0.04%, 07/01/2037(h)	2,355	2,355,000
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017-B1 0.05%, 07/01/2057(h)	5,405	5,405,000
County of Los Angeles CA Series 2021 4.00%, 06/30/2022	35,610	36,411,022
County of Riverside CA Series 2021 2.00%, 06/30/2022	17,865	18,055,382

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of San Bernardino CA (WLP Green Valley Apartments LLC) Series 1999 0.04%, 05/15/2029(h)	$1,000	$1,000,000
County of San Bernardino CA (WLP Mountain View Apartments LLC) Series 2004-A 0.04%, 02/15/2027(h)	3,545	3,545,000
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 0.04%, 02/15/2027(h)	2,150	2,150,000
Northern California Power Agency Series 2019-A 0.04%, 07/01/2032(h)	10,365	10,365,000
San Francisco City & County Redevelopment Agency Successor Agency (Mercy Terrace LLC) Series 2005-A 0.04%, 06/15/2035(h)	1,150	1,150,000
State of California Series 2018-C 0.02%, 05/01/2033(h)	12,000	12,000,000
Western Municipal Water District Facilities Authority Series 2017-A 0.03%, 10/01/2042(h)	3,525	3,525,000

Total Short-Term Municipal Notes (cost $122,211,316)		122,191,404

Total Municipal Obligations (cost $1,027,619,869)		1,078,846,691

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.3%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $3,854,940)	3,710	3,752,986

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(i)(j)(k) (cost $41,219,363)	41,219,363	$41,219,363

Total Investments – 101.5% (cost $1,072,694,172)		1,123,819,040
Other assets less liabilities – (1.5)%		(17,034,291)

Net Assets – 100.0%		$1,106,784,749

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD	26,500	$(2,267,969)	$(2,480,481)	$212,512

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$343,488	$	– 0	–	$343,488
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	169,074		– 0	–	169,074
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	165,399		– 0	–	165,399
USD	38,000	01/15/2027	CPI#	3.336%	Maturity	(168,101)		– 0	–	(168,101)
USD	10,200	01/15/2027	CPI#	3.320%	Maturity	(56,056)		– 0	–	(56,056)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	43,164		(13,952)		57,116
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,159,349		– 0	–	3,159,349
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,147,428		– 0	–	3,147,428
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	67,899		– 0	–	67,899
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	922,242		– 0	–	922,242
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	912,379		– 0	–	912,379
USD	655	01/15/2030	1.714%	CPI#	Maturity	86,122		– 0	–	86,122
USD	655	01/15/2030	1.731%	CPI#	Maturity	84,945		– 0	–	84,945
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	174,262		– 0	–	174,262
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	226,352		– 0	–	226,352
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(10,445)		– 0	–	(10,445)
USD	4,700	04/15/2032	CPI#	2.748%	Maturity	(105,691)		– 0	–	(105,691)

						$9,161,810		$(13,952)		$9,175,762

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,508	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	$46,027	$	– 0	–	$46,027
USD	7,882	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	118,192		– 0	–	118,192
USD	20,000	01/15/2028	1.092%	3 Month LIBOR	Semi- Annual/ Quarterly	253,551		– 0	–	253,551
USD	17,500	01/15/2028	1.208%	3 Month LIBOR	Semi- Annual/ Quarterly	92,815		– 0	–	92,815
USD	25,500	01/15/2031	1.600%	3 Month LIBOR	Semi- Annual/ Quarterly	(352,094)		– 0	–	(352,094)
USD	10,000	01/15/2031	1.537%	3 Month LIBOR	Semi- Annual/ Quarterly	(58,463)		– 0	–	(58,463)
USD	15,000	02/15/2041	1.855%	3 Month LIBOR	Semi- Annual/ Quarterly	(582,160)		– 0	–	(582,160)
USD	5,370	04/15/2044	0.962%	3 Month LIBOR	Semi- Annual/ Quarterly	749,616		– 0	–	749,616
USD	13,250	02/15/2046	3 Month LIBOR	2.193%	Quarterly/ Semi- Annual	1,475,304		– 0	–	1,475,304
USD	6,000	02/15/2046	3 Month LIBOR	2.061%	Quarterly/ Semi- Annual	502,308		– 0	–	502,308

						$2,245,096	$	– 0	–	$2,245,096

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.120%	SIFMA*	Quarterly	$(34,774)	$	– 0	–	$(34,774)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	(40,112)		– 0	–	(40,112)

							$(74,886)	$	– 0	–	$(74,886)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2021.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $181,438,840 or 16.4% of net assets.

(c)	When-Issued or delayed delivery security.

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(d)	Defaulted.

(e)	Non-income producing security.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,655,000	$53,100	0.00%

(g)	Inverse floater security.

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.5%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.9%
Long-Term Municipal Bonds – 103.8%
Alabama – 1.2%
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	$18,565	$21,207,472
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	1,000	1,474,271
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	22,695	26,212,339

		48,894,082

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	8,262,099

Arizona – 2.0%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	10,948	12,263,756
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	11,222,933
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	7,830	9,385,942
Series 2021-A 5.50%, 07/01/2031(a)	280	306,064
6.00%, 07/01/2051(a)	3,000	3,319,925
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	1,000	1,068,280

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	$2,865	$3,062,935
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	11,502,233
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040-07/01/2055(a)	6,000	6,581,121
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(a)	2,000	2,420,919
Series 2018-A 6.00%, 07/01/2052(a)	5,170	6,147,586
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,544,954
Quechan Indian Tribe of Fort Yuma Series 2012-A 9.75%, 05/01/2025	1,320	1,342,675
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	7,009,231
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012-A 6.25%, 12/01/2042-12/01/2046	3,000	3,000,000
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	1,345,058

		81,523,612

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 10.6%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035	$5,000	$5,878,947
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	3,296,070
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043-02/01/2056(a)	9,100	9,541,932
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	15,000	15,672,537
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	10,076,544
4.00%, 08/01/2046(a)	3,335	3,369,538
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055	22,000	4,406,015
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	1,925	2,820,735
Series 2010 5.25%, 04/01/2040	12,655	19,173,536
Series 2014-U 5.00%, 05/01/2045	5,505	8,447,247
Series 2021 5.00%, 04/01/2051	11,330	18,182,923
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	10,000	11,488,085
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	5,420	6,247,387

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021 0.764%, 08/20/2036	$14,275	$1,037,897
3.25%, 08/20/2036	4,000	4,532,530
Series 2021-1, Class A 3.50%, 11/20/2035	4,304	4,911,621
Series 2021-2 0.815%, 03/25/2035	16,000	1,072,005
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	2,221,715
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	1,000	1,001,468
6.875%, 01/01/2042(a)	3,500	3,504,286
Series 2014 5.00%, 01/01/2035	1,050	1,054,010
5.25%, 01/01/2045	2,025	2,012,621
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043-12/31/2047	5,000	5,958,350
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,675	1,701,953
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014-A 7.00%, 06/01/2034	3,800	3,977,600
7.25%, 06/01/2043	6,565	6,870,771
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012-A 6.25%, 06/01/2043	3,055	3,085,550
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c)(d)(e)	3,670	73,400
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	8,595	8,912,617

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	$515	$427,510
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036-11/15/2056(a)	4,000	4,611,069
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	1,895	2,031,894
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046-07/01/2051(a)	5,250	5,840,516
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,330,438
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044	2,850	3,107,085
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034(a)	1,000	1,090,464
6.75%, 08/01/2044(a)	6,180	6,762,529
California Statewide Communities Development Authority Series 2012-A 5.625%, 10/01/2032	1,000	1,044,743
6.00%, 10/01/2047	1,000	1,047,593
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011-A 7.25%, 08/01/2041	2,000	2,009,213
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	3,470	3,579,877

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041-12/01/2046(a)	$10,185	$11,679,315
Series 2018 5.25%, 12/01/2048(a)	6,080	7,384,466
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011-A 8.50%, 12/01/2041	3,825	3,825,000
City of San Buenaventura CA Series 2011 7.50%, 12/01/2041	4,500	4,500,000
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	2,800	2,519,810
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	4,000	4,204,646
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	6,000	5,445,031
4.00%, 08/01/2047(a)	3,000	3,026,244
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	1,500	1,424,256
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	10,000	10,523,102
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	7,796,686

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	$6,630	$6,091,432
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)(b)	5,800	5,454,909
4.00%, 07/01/2058(a)(b)	7,360	6,852,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,817,550
4.00%, 12/01/2056(a)	9,600	9,694,700
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.25%, 05/01/2057(a)	7,500	7,019,585
4.00%, 05/01/2057(a)	11,000	10,344,643
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	4,773,626
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	10,420,341
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	56,635	57,860,623
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	11,275	13,052,674
San Diego Unified School District/CA Series 2010-C Zero Coupon, 07/01/2046	10,950	6,186,302
San Joaquin Hills Transportation Corridor Agency Series 2014-A 5.00%, 01/15/2044	5,600	6,259,568
Series 2014-B 5.25%, 01/15/2044	4,000	4,454,719

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southern California Logistics Airport Authority XLCA INS Series 2006 5.00%, 12/01/2036	$3,600	$3,707,844
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,000	738,317
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,277,085
5.00%, 06/01/2039	680	854,216

		422,601,632

Colorado – 1.4%
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039-12/01/2049	2,500	2,690,421
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,730	6,018,548
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/2043	1,250	1,310,654
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047	1,000	1,046,932
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051-05/01/2061	1,600	1,758,156
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,575,005
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	965,585
5.125%, 11/01/2049	765	830,589

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$1,750	$1,913,039
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	858,457
5.00%, 08/01/2039-08/01/2044(f)	9,595	11,806,249
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)	1,175	1,252,299
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(a)	1,750	1,694,423
Copper Ridge Metropolitan District Series 2019
5.00%, 12/01/2039	1,405	1,504,550
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	10,000	10,060,192
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)	2,000	2,003,835
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	1,020,504
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(a)	3,810	4,313,077
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	1,158,438
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2047	2,000	2,096,116
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	221	238,800

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGM Series 2020 5.00%, 12/01/2027-12/01/2050	$670	$838,733

		56,954,602

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036-07/01/2038	2,350	2,753,446
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020-B 2.75%, 01/01/2026(a)	650	654,524
State of Connecticut Series 2013-E 5.00%, 08/15/2031(f)	7,850	8,447,643
State of Connecticut Special Tax Revenue Series 2017 S-3 4.00%, 05/01/2039(f)	9,015	10,732,161
Series 2020 4.00%, 05/01/2036(f)	3,500	4,173,262

		26,761,036

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 09/01/2042	575	581,680

District of Columbia – 0.8%
District of Columbia Series 2012 5.00%, 06/01/2042	2,660	2,785,428
District of Columbia (American Society of Hematology, Inc. (The)) Series 2012 5.00%, 07/01/2036	3,000	3,083,743
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041-06/01/2046	3,705	4,172,612

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042-07/01/2048	$6,800	$7,920,455
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	163,875	16,070,402

		34,032,640

Florida – 6.5%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040-10/01/2046(b)	4,150	4,465,777
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012-A 8.00%, 10/01/2042-10/01/2046	4,065	4,398,789
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,000	4,470,244
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,090	2,244,562
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,648,680
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028-10/01/2032	2,300	2,806,238
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,574,312
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	3,000	3,429,159

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045-06/01/2055(a)	$2,000	$2,191,934
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050	12,190	14,974,374
City of Lakeland FL (Florida Southern College) Series 2012-A 5.00%, 09/01/2037-09/01/2042	1,500	1,537,713
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	6,830	7,672,488
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039-09/01/2053	4,250	1,785,369
County of Broward FL Airport System Revenue 5.00%, 10/01/2030-10/01/2039(f)	9,680	12,126,837
Series 2019-A 5.00%, 10/01/2031(f)	1,500	1,895,444
5.00%, 10/01/2036	3,000	3,764,843
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	3,401,556
County of Miami-Dade Seaport Department Series 2021-B 4.00%, 10/01/2046-10/01/2050	10,000	11,604,079
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035-10/01/2039	1,595	1,018,465
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039-04/01/2051(a)	2,470	2,800,649
Florida Atlantic University Finance Corp. Series 2019-A 5.00%, 07/01/2031-07/01/2036(f)	11,700	14,733,189

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	$5,000	$5,450,849
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc.) Series 2021 3.00%, 07/01/2031(a)	675	700,352
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	1,950	2,077,805
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035-06/15/2055(a)	4,435	5,088,237
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044-03/01/2049	4,170	4,951,375
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(f)	13,000	16,123,032
Series 2019-A 5.00%, 10/01/2032(f)	10,000	12,611,012
Hillsborough County Aviation Authority 5.00%, 10/01/2048(f)	10,000	12,364,306
Miami Beach Health Facilities Authority Series 2012 5.00%, 11/15/2029	4,365	4,564,326
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039-11/15/2044	14,850	16,340,660
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048	25,135	29,468,845
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041-10/01/2051	3,000	3,397,910

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	$1,180	$1,202,785
Series 2022 4.25%, 06/01/2056(b)	2,100	2,182,841
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	2,502,118
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047-01/01/2052	6,950	7,451,739
Tampa Florida Hospitals 4.00%, 07/01/2045(f)	15,415	17,744,239
Town of Davie FL Series 2013-A 6.00%, 04/01/2042	9,050	9,734,576
Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(a)	2,000	2,083,974
Series 2021 1.80%, 05/01/2026	400	402,513

		260,988,195

Georgia – 0.5%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	2,650	3,127,853
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038-01/01/2059	9,945	12,085,231
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	5,000	5,537,642

		20,750,726

Guam – 0.3%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	2,790	3,412,420

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$890	$1,028,992
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	5,000	5,771,661

		10,213,073

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,013,962

Illinois – 10.9%
Chicago Board of Education Series 2011-A 5.25%, 12/01/2041	5,000	5,017,015
Series 2015-C 5.25%, 12/01/2035-12/01/2039	15,500	17,144,566
Series 2016-A 7.00%, 12/01/2044	3,095	3,735,639
Series 2017-A 7.00%, 12/01/2046(a)	4,975	6,425,830
Series 2017-B 6.75%, 12/01/2030(a)	11,365	14,901,365
7.00%, 12/01/2042(a)	2,400	3,116,778
Series 2017-C 5.00%, 12/01/2034	5,055	6,018,564
Series 2017-G 5.00%, 12/01/2044	8,150	9,578,323
Series 2018-A 5.00%, 12/01/2028-12/01/2033	11,150	13,640,267
Series 2018-C 5.00%, 12/01/2026	4,900	5,800,784
Series 2019-B 5.00%, 12/01/2030-12/01/2033	1,775	2,211,516
Chicago O’Hare International Airport 5.00%, 01/01/2053(f)	10,000	11,947,269
Series 2017-D 5.25%, 01/01/2036	5,000	6,041,157
Series 2018-B 5.00%, 01/01/2053(f)	10,000	12,145,706

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050-12/01/2055(f)	$14,760	$16,809,502
City of Chicago IL Series 2012-A 5.00%, 01/01/2034	695	697,147
Series 2014-A 5.00%, 01/01/2023-01/01/2036	2,485	2,706,921
Series 2015-2 5.00%, 01/01/2025	400	451,435
Series 2015-A 5.50%, 01/01/2033	1,000	1,151,290
Series 2016-C 5.00%, 01/01/2038	590	681,314
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	6,255,554
Illinois Finance Authority 4.00%, 08/15/2036-08/15/2041(f)	16,250	19,432,946
Series 2015 5.25%, 05/15/2050	2,300	2,662,305
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	1,108,822
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043-08/01/2046	3,190	3,640,633
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047-02/15/2050	2,790	3,177,442
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035-09/01/2041	2,155	2,453,717
5.00%, 09/01/2036-09/01/2040	1,540	1,890,209
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 4.00%, 05/15/2050	1,000	1,141,179

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	$11,613	$11,617,185
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,241,446
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2044	4,500	5,135,504
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	49,175	24,326,129
Series 2012-B 4.25%, 06/15/2042	1,000	1,021,222
Series 2017-A 5.00%, 06/15/2057	12,475	14,547,473
Series 2017-B Zero Coupon, 12/15/2054	8,000	2,911,653
Series 2022 4.00%, 12/15/2047-06/15/2052(b)	12,560	14,197,890
State of Illinois Series 2010 7.35%, 07/01/2035	7,500	9,604,171
Series 2014 5.00%, 05/01/2029-05/01/2036	30,065	33,036,116
Series 2016 5.00%, 02/01/2025-11/01/2032	42,755	50,243,012
Series 2017-D 5.00%, 11/01/2024-11/01/2028	22,035	26,318,248
Series 2018-A 5.00%, 10/01/2028-05/01/2030	10,520	12,858,319
Series 2018-B 5.00%, 10/01/2024	5,000	5,604,209
Series 2019-B 4.00%, 11/01/2033	1,500	1,735,613
5.00%, 11/01/2030	5,565	6,946,630
Series 2020-B 5.00%, 10/01/2028-10/01/2031	4,085	5,111,451
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	8,942	9,227,328

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016-B 7.00%, 03/01/2033	$3,970	$4,094,487
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	1,886	1,958,028
5.00%, 03/01/2036	8,950	9,386,279
Series 2015-B 6.00%, 03/01/2036	2,688	2,859,724

		435,967,312

Indiana – 1.9%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044-07/01/2048	22,595	24,196,079
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	4,411,211
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 08/15/2045	2,010	2,017,361
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	15,145	14,332,654
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038-04/01/2040(b)	4,260	4,872,474
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026-11/15/2030(b)	3,000	3,140,172
Indiana Finance Authority (Marquette Manor) Series 2012 4.75%, 03/01/2032	5,535	5,595,882
Series 2015-A 5.00%, 03/01/2039	2,675	2,923,363

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	$6,375	$6,787,542
Series 2020-A 3.00%, 11/01/2030	2,690	2,864,077
Series 2021-B 2.50%, 11/01/2030	4,025	4,106,961

		75,247,776

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	6,060	6,583,902
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031-12/01/2051	12,305	13,549,293
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	5,577,650
Xenia Rural Water District Series 2016 5.00%, 12/01/2041	4,000	4,582,796

		30,293,641

Kansas – 0.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	9,098,878
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037-03/01/2049	6,560	7,000,393

		16,099,271

Kentucky – 1.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	745	850,857

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2046	$1,430	$1,701,985
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044-08/01/2049(f)	14,640	17,966,703
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	7,835,421
5.50%, 11/15/2045	2,350	2,372,055
Series 2016-A 5.00%, 05/15/2046-05/15/2051	8,000	8,405,814
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,751,405
5.25%, 06/01/2041	3,650	4,313,058
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,711,833
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	463,566

		51,372,697

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	8,278,259

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	$5,000	$5,986,474
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047	25	29,583
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(c)(e)	7,250	73
Series 2014-A 8.375%, 07/01/2039(c)(e)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(f)	10,000	11,255,347
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2048	2,350	2,771,941
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	1,760	2,323,264
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,955,134

		35,600,245

Maine – 0.7%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	8,099,277
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037-07/01/2045(f)	10,405	12,211,040
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(f)	8,100	8,929,165

		29,239,482

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 1.7%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	$1,500	$1,640,619
6.125%, 07/01/2039	750	819,682
6.25%, 07/01/2044	2,000	2,185,203
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017-A 5.00%, 09/01/2037-09/01/2045(a)	2,885	3,205,267
Maryland Economic Development Corp. Series 2020 3.25%, 09/01/2030	500	555,004
4.00%, 09/01/2050	1,500	1,694,620
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025-01/01/2036	4,065	5,029,482
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040-07/01/2045	5,275	5,928,411
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	14,995	22,388,919
State of Maryland Series 2021-A 5.00%, 08/01/2034	10,000	13,495,126
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2023-12/01/2028(b)	9,400	10,615,606

		67,557,939

Massachusetts – 2.5%
Massachusetts Development Finance Agency Series 2012-A 5.25%, 07/01/2042	5,000	5,146,343

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	$16,595	$19,125,832
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034-10/01/2043	5,500	6,429,510
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2034-07/01/2047	5,080	4,982,317
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	1,000	1,100,096
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	1,000	1,081,865
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	8,075	11,990,067
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2036-07/01/2044	10,430	12,662,257
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(g)	12,175	11,887,252
Series 2017-A 7.75%, 12/01/2044(g)	5,080	4,994,139
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036-07/01/2038(f)	16,600	20,592,188

		99,991,866

Michigan – 1.2%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	7,000	6,597,272
Series 2018 5.00%, 04/01/2037	1,700	1,988,282

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Detroit City School District Series 2012-A 5.00%, 05/01/2030(h)	$1,000	$1,019,709
5.00%, 05/01/2031	3,015	3,074,295
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047-11/01/2052	2,245	2,438,599
Michigan Finance Authority Series 2016 5.00%, 12/01/2045	45	53,529
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014 5.00%, 07/01/2044	5	5,113
Series 2014-C6 5.00%, 07/01/2033	2,750	3,057,627
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029-07/01/2030	2,400	2,671,752
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	30,750	4,173,510
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039-07/01/2044	14,780	15,732,438
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	105,700	5,472,279

		46,284,405

Minnesota – 0.5%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%,09/01/2051-09/01/2061	1,100	1,155,065

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(f)	$10,250	$12,536,821
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036-07/01/2041	1,830	1,969,787
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041-06/01/2056(a)	3,000	3,037,290

		18,698,963

Mississippi – 0.4%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	1,077,692
5.00%, 10/01/2031(a)	2,850	3,410,057
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036-09/01/2046	8,685	10,180,988
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	465	537,724
5.00%, 01/01/2035	750	931,238

		16,137,699

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	1,900	2,213,199
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,299,140

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority 2.00%, 11/15/2046	$1,165	$58,238
5.00%, 11/15/2046	2,610	2,598,766
Series 2019 5.00%, 07/01/2040(a)	1,950	2,006,190
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	804	814,297
Series 2021-C 7.50%, 11/15/2046	643	644,747
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036-08/15/2051	10,000	10,772,547
Series 2021-A 5.00%, 08/15/2056	5,000	5,800,068

		30,207,192

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 09/01/2037	1,500	1,554,890
Series 2017-A 5.00%, 09/01/2032-09/01/2042	24,945	35,062,517
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	4,015	4,396,718

		41,014,125

Nevada – 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	11,500	2,022,571
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	2,550	2,644,395
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,403,898

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	$1,635	$1,757,706

		9,828,570

New Hampshire – 1.1%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,240	1,301,379
Series 2020-B 3.75%, 07/01/2045(a)	2,475	2,607,235
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) National Finance Authority Series 2020-1 4.125%, 01/20/2034	12,517	14,913,740
New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042	4,585	4,602,855
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	8,920	14,301,226
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2016 5.00%, 01/01/2046	4,285	5,055,572

		42,782,007

New Jersey – 7.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014 5.00%, 06/15/2040	2,845	3,126,587
Series 2014-P 5.00%, 06/15/2029	5,900	6,542,425
Series 2015-W 5.25%, 06/15/2040	4,725	5,408,814

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017-B 5.00%, 11/01/2026	$10,000	$11,969,691
Series 2017-D 5.00%, 06/15/2042	5,000	5,874,019
Series 2018-A 5.00%, 06/15/2047	5,000	5,910,667
Series 2019 5.25%, 04/01/2028	2,720	3,404,136
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	10,721,436
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,750	12,400,198
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,657,570
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,294,464
Series 2014-B 5.625%, 11/15/2030	4,525	4,977,831
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 4.00%, 07/01/2050	1,195	1,363,347
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	22,140	26,059,143
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013-A 5.00%, 06/15/2036	5,000	5,319,853
Series 2015-A 5.00%, 06/15/2045	1,000	1,129,372
Series 2018-A 5.00%, 12/15/2033-12/15/2035	21,245	26,122,641

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 06/15/2038-06/15/2046	$5,095	$6,194,490
Series 2019-B 4.00%, 06/15/2036-06/15/2037	2,985	3,393,274
Series 2020-A 4.00%, 06/15/2045	1,000	1,140,473
Series 2022-A 4.00%, 06/15/2041-06/15/2042(b)	12,500	14,364,103
5.00%, 06/15/2035(b)	13,625	17,437,407
South Jersey Transportation Authority Series 2014-A 5.00%, 11/01/2039	7,765	8,538,355
State of New Jersey Series 2020 4.00%, 06/01/2030-06/01/2032	16,000	19,610,052
5.00%, 06/01/2029	10,000	12,689,736
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	52,440	61,145,501

		286,795,585

New Mexico – 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,350,787
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039-07/01/2049	4,380	4,825,225

		13,176,012

New York – 7.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	9,620	10,844,278
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	1,000	1,116,316
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	6,950	7,557,814
5.50%, 11/01/2044	2,875	3,153,259

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of New York NY Series 2020-A 5.00%, 08/01/2030-08/01/2031(f)	$21,500	$28,257,914
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(c)	5,000	4,991,566
Metropolitan Transportation Authority Series 2013-A 5.00%, 11/15/2023	2,130	2,270,210
Series 2015-A 5.00%, 11/15/2045	4,830	5,379,537
Series 2015-F 5.00%, 11/15/2024	1,575	1,775,016
Series 2016-A 4.00%, 11/15/2025	1,415	1,588,479
5.00%, 11/15/2032	1,295	1,490,882
Series 2016-B 5.00%, 11/15/2025-11/15/2037	13,900	16,182,065
Series 2016-D 5.00%, 11/15/2027	4,630	5,498,781
Series 2017-B 5.00%, 11/15/2023	1,095	1,191,850
Series 2017-C 5.00%, 11/15/2026-11/15/2028	7,530	9,021,706
Series 2018-B 5.00%, 11/15/2025-11/15/2026	3,530	4,158,625
Series 2019-A 5.00%, 11/15/2048	2,000	2,244,987
Series 2020-C 4.75%, 11/15/2045	2,000	2,389,875
Series 2020-D 4.00%, 11/15/2048	10,000	11,341,059
5.00%, 11/15/2043	4,000	4,932,725
Series 2020-E 4.00%, 11/15/2026-11/15/2045	4,000	4,563,037
5.00%, 11/15/2027	1,750	2,130,101
Series 2021-A 4.00%, 11/15/2050	5,000	5,695,616
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	3,150	3,512,793

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	$7,315	$7,112,679
9.00%, 01/01/2041(a)	3,660	3,661,446
New York City Housing Development Corp. Series 2020-A 2.55%, 08/01/2040	1,355	1,383,995
New York City NY Transitional 5.00%, 02/01/2032(f)	8,640	9,103,850
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	9,129,486
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	1,900	1,923,978
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2029-01/01/2033	7,500	9,054,495
Series 2020 4.375%, 10/01/2045	21,325	24,634,361
5.00%, 10/01/2035-10/01/2040	5,015	6,189,582
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	18,979,957
5.25%, 01/01/2050	8,000	8,883,486
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,970	6,011,550
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 4.00%, 05/15/2056	12,000	14,099,506
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,293,109
5.25%, 09/15/2042-09/15/2053	11,510	11,542,602

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)	$7,650	$7,693,196
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(a)	1,650	1,672,668

		286,658,437

North Carolina – 0.3%
County of New Hanover NC Series 2017 5.00%, 10/01/2047	1,000	1,230,843
Fayetteville State University Series 2023 5.00%, 04/01/2033-04/01/2043(a)(b)	5,430	6,633,545
North Carolina Medical Care Commission Series 2017 5.00%, 09/01/2046	1,000	1,108,672
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,725,221
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041	1,250	1,385,840

		12,084,121

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2037	2,600	3,040,156
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	1,550	1,567,776
7.00%, 12/15/2043(a)	1,610	1,623,405
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	5,000	5,867,575

		12,098,912

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 5.4%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	$36,605	$6,034,349
5.00%, 06/01/2055	101,260	116,186,605
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2047	3,000	3,446,351
Series 2021 4.00%, 08/01/2041	7,000	8,253,035
5.00%, 08/01/2030-08/01/2034	4,410	5,728,294
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	25,160	29,509,183
5.25%, 02/15/2047	7,575	8,990,798
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	11,835	11,876,004
Series 2019 5.00%, 07/01/2049	2,900	2,917,998
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	618,621
5.125%, 12/01/2049	690	751,056
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	5,215	2,559,594
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	3,762,514
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	2,730	2,768,257
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,758,632

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	$1,610	$1,632,562
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057	7,065	7,662,721

		214,456,574

Oklahoma – 0.8%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	500	511,537
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038-09/01/2039	3,545	3,886,222
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044-08/01/2049	9,045	10,688,345
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2057	11,290	13,937,903
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(a)	2,000	1,942,589

		30,966,596

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	1,099,463
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,948,592
5.50%, 10/01/2049	5,650	6,062,124

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	$500	$500,537

		10,610,716

Pennsylvania – 3.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	3,070	3,506,415
Series 2018 5.00%, 05/01/2042(a)	2,325	2,721,497
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	5,000	5,650,602
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046-06/01/2051	11,665	13,060,506
Cumberland County Municipal Authority Series 2012 5.25%, 01/01/2041	470	471,896
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2012 5.25%, 01/01/2032-01/01/2041	3,250	3,263,108
Series 2019 5.00%, 01/01/2045	1,185	1,295,973
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	4,475	4,781,729
4.00%, 11/01/2036	865	1,025,635
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(f)	2,000	2,547,552
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(f)	8,000	9,958,030

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$1,000	$1,183,609
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040-03/01/2045	1,500	1,696,910
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	19,310,000
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2012-A 5.25%, 03/01/2042	2,135	2,155,200
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,681,713
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2041	3,620	3,749,642
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-12/31/2038	11,930	13,994,150
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,412,518
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,402,070
6.50%, 06/01/2045	2,390	2,574,721
6.625%, 06/01/2050	3,870	4,175,436

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050-08/01/2054	$3,825	$4,571,587
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051-01/01/2057(a)	12,395	10,172,934
Series 2016-B 6.08%, 01/01/2026(a)	625	616,337
Series 2016-C Zero Coupon, 01/01/2036(a)	3,010	1,190,056
Series 2016-D Zero Coupon, 01/01/2057(g)	59,415	3,564,900

		122,734,726

Puerto Rico – 9.4%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	3,830	621,278
Series 2008-A Zero Coupon, 05/15/2057	65,000	4,620,376
Series 2008-B Zero Coupon, 05/15/2057	445,000	24,712,452
Commonwealth of Puerto Rico Series 2006-A 5.25%, 07/01/2023(d)(e)	1,440	1,425,600
Series 2011-A 5.75%, 07/01/2024(d)(e)	3,440	3,362,600
Series 2012-A 5.50%, 07/01/2039(d)(e)	5,760	5,414,400
Series 2014-A 8.00%, 07/01/2035(d)(e)	8,055	7,048,125
AGC Series 2001-A 5.50%, 07/01/2029	500	547,801
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	5,138	4,829,404
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	2,535	2,749,287
Series 2020-A 4.00%, 07/01/2023(a)	3,000	3,155,815

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2025-07/01/2047(a)	$25,000	$30,035,698
Series 2021-B 4.00%, 07/01/2042-07/01/2047(a)	5,740	6,475,204
5.00%, 07/01/2025-07/01/2037(a)	15,270	18,491,345
Series 2022-A 4.00%, 07/01/2047(a)(b)	3,230	3,530,534
5.00%, 07/01/2033-07/01/2037(a)(b)	20,000	24,547,311
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032-07/01/2037(d)(e)	17,470	17,164,274
Series 2008-W 5.00%, 07/01/2028(d)(e)	7,285	7,157,512
5.375%, 07/01/2024(d)(e)	3,700	3,649,125
Series 2010-A 5.25%, 07/01/2029-07/01/2030(d)(e)	2,760	2,718,600
Series 2010-C 5.00%, 07/01/2021(d)(i)	1,530	1,503,225
5.25%, 07/01/2027-07/01/2028(d)(e)	7,255	7,146,175
Series 2010-D 5.00%, 07/01/2020-07/01/2021(d)(i)	2,580	2,483,250
5.00%, 07/01/2022(d)(e)	610	599,325
Series 2010-X 5.25%, 07/01/2027-07/01/2040(d)(e)	13,760	13,553,600
5.75%, 07/01/2036(d)(e)	1,000	991,250
Series 2010-Z 5.25%, 07/01/2019(d)(i)	1,715	1,657,119
5.25%, 07/01/2022-07/01/2025(d)(e)	3,575	3,521,375
Series 2012-A 5.00%, 07/01/2029-07/01/2042(d)(e)	3,545	3,482,963
AGM Series 2007-V 5.25%, 07/01/2031	14,090	15,540,908
NATL Series 2007-V 5.25%, 07/01/2029	215	232,648
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	4,260	4,634,458
AGC Series 2007-C 5.50%, 07/01/2031	655	735,422
AGC Series 2007-N 5.25%, 07/01/2036	3,560	3,834,025
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	16,195	16,721,337

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	$1,665	$1,689,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	55,699	19,696,983
Series 2019-A 4.329%, 07/01/2040	21,770	24,382,566
4.55%, 07/01/2040	2,637	2,988,878
5.00%, 07/01/2058	67,981	77,876,131

		375,528,354

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031-05/15/2034	6,285	7,210,666

South Carolina – 1.0%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	2,615	2,710,434
6.50%, 06/01/2051(a)	1,520	1,574,415
South Carolina Public Service Authority Series 2013-A 5.125%, 12/01/2043	1,480	1,614,106
Series 2013-B 5.125%, 12/01/2043	1,120	1,221,486
Series 2014-A 5.00%, 12/01/2049	14,225	15,711,623
Series 2014-C 5.00%, 12/01/2046	5,445	6,126,730
Series 2015-A 5.00%, 12/01/2050	8,775	10,010,888

		38,969,682

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041-08/01/2051	$4,455	$4,970,269

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	19,891,826
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	943,647
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	2,455	2,526,051
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	1,094,087
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(a)	100	40,000
Series 2018-A 6.25%, 04/01/2049(a)	4,465	2,191,483
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)	1,300	1,337,294

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Shelby County Health Educational & Housing Facilities Board Series 2012 5.00%, 12/01/2032	$2,075	$2,161,037
5.25%, 12/01/2042	5,700	5,982,958
5.375%, 12/01/2047	1,700	1,786,506
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	1,002,611
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044-12/01/2049	4,325	4,662,166

		43,619,666

Texas – 6.1%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	3,295,690
Series 2021-B 5.00%, 10/01/2050(a)	2,250	2,473,532
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,486,449
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	659,209
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	1,550	1,680,132
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,616,502
5.25%, 12/01/2035	1,200	1,321,805

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Central Texas Regional Mobility Authority Series 2015-A 5.00%, 01/01/2035-01/01/2045	$26,515	$30,711,500
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	5,206,206
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	13,960,755
Series 2015-B 5.00%, 07/15/2030-07/15/2035	4,655	5,155,814
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,530,486
Series 2013 6.00%, 08/15/2043	1,000	1,078,760
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,323,109
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,046,561
Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	6,300	6,939,590
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,683,991
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033-10/15/2044	16,315	18,932,719
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	2,057,728
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	15,778,123

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. Series 2021-B 2.00%, 11/15/2061	$9,130	$6,244,624
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053	4,145	2,821,241
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 7.50%, 11/15/2036-11/15/2037	2,630	2,630,884
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037-01/01/2042	9,770	10,491,275
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,846,826
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	2,288,985
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,104,872
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,354,240
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	17,240,239
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.75%, 01/01/2036(a)	1,750	1,745,920
2.875%, 01/01/2041(a)	2,000	1,974,259

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	$1,460	$1,504,897
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,289,582
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014-A 7.75%, 11/15/2044	2,000	2,406,698
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 01/01/2041	4,360	4,377,328
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(c)(d)(e)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	2,585	2,068,000
Series 2015-B 5.00%, 11/15/2036	1,125	900,000
Series 2017 5.25%, 11/15/2047	845	676,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	16,668	17,845,712
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044-10/01/2049	3,960	4,305,058
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	23,230	27,872,323

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	$1,985	$2,243,080

		241,600,704

Utah – 0.7%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 3.00%, 05/15/2050	3,550	3,779,246
4.00%, 05/15/2043	2,750	3,235,015
5.00%, 05/15/2043-05/15/2050	13,000	16,375,181
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	3,000	2,956,047
Utah Charter School Finance Authority Series 2012 6.30%, 07/15/2032	850	881,444
6.55%, 07/15/2042	1,890	1,962,233

		29,189,166

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	3,100	3,165,304

Virginia – 1.8%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,750	2,061,207
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	470	471,868
Fairfax County Economic Development Authority Series 2013-A 5.00%, 12/01/2047	2,605	2,844,871
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013-A 5.00%, 12/01/2042	3,915	4,275,497

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Lexington Industrial Development Authority (Kendal at Lexington) Series 2017-A 5.00%, 01/01/2042-01/01/2048	$1,940	$2,050,826
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,290	1,349,663
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	31,138,562
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	4,219,442
Series 2015-A 5.00%, 07/01/2035-07/01/2045(a)	4,310	4,561,086
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	6,240	6,408,989
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	11,275	13,449,521

		72,831,532

Washington – 3.8%
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	10,000	13,188,851
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	6,043,231
Port of Seattle WA Series 2019 5.00%, 04/01/2044(f)	10,000	12,230,237
State of Washington Series 2021-A 5.00%, 08/01/2040	10,000	13,246,454
Washington Health Care Facilities Authority 5.00%, 09/01/2055(f)	10,000	12,521,037
Series 2019-A 5.00%, 08/01/2049(f)	1,500	1,831,723

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039-08/01/2044(f)	$5,485	$6,753,707
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	3,459,948
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	484,364
4.00%, 12/01/2040-12/01/2048(a)	3,040	3,550,377
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036-08/15/2037	9,800	11,512,363
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/2046	3,250	3,304,224
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	12,301,301
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047(a)	18,350	19,304,549
Series 2021-1, Class A 3.50%, 12/20/2035	10,079	11,682,261
Series 2021-1, Class X 0.725%, 12/20/2035(j)	7,944	482,175
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036-01/01/2046(a)	6,625	7,201,240

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-A 5.00%, 01/01/2044-01/01/2049(a)	$715	$802,147
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,453,381
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	4,185	4,604,964
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035(b)	1,650	1,899,533

		151,858,067

West Virginia – 0.4%
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(a)	2,250	2,511,005
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	2,097,988
West Virginia Hospital Finance Authority Series 2013-A 5.50%, 06/01/2044	7,050	7,598,869
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038-09/01/2039	3,870	4,734,525

		16,942,387

Wisconsin – 3.6%
Public Finance Authority 4.00%, 06/01/2045(f)	10,000	11,624,593
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	6,175	6,075,395

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

UMA Education, Inc. Series 2019 5.00%, 10/01/2034-10/01/2039(a)	$14,340	$17,208,938
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	15,930,120
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2034-02/15/2035	2,100	2,485,595
5.00%, 02/15/2028-02/15/2033	3,250	4,120,261
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046-11/01/2054	2,080	2,309,536
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	1,500	1,756,136
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	821,328
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	9,610,450
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	27,000	28,873,932
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	5,090	5,666,464
Series 2016-D 4.05%, 11/01/2030	1,780	1,962,716
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,155,328

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	$3,850	$3,896,638
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 5.75%, 11/15/2044(a)	1,100	1,185,175
6.00%, 11/15/2049(a)	1,500	1,624,460
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,966,358
Series 2020 5.00%, 04/01/2050(a)	800	942,951
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	16,500	16,438,689
Series 2022 4.00%, 06/01/2049(b)	4,000	3,889,696
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,844,914
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	2,000	2,095,745
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	1,500	1,726,158

		145,211,576

Total Long-Term Municipal Bonds (cost $3,893,158,141)		4,142,579,581

Short-Term Municipal Notes – 0.1%
Florida – 0.0%
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc.) Series 2021 3.00%, 07/01/2022(a)	100	99,950

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2021-B 5.00%, 07/01/2022(a)	$2,370	$2,431,059

Total Short-Term Municipal Notes (cost $2,522,413)		2,531,009

Total Municipal Obligations (cost $3,895,680,554)		4,145,110,590

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	7,438,424

Consumer Cyclical - Entertainment – 0.2%
Wild Rivers Water Park 8.50%, 11/01/2051	9,500	9,754,356

Consumer Non-Cyclical – 0.3%
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)	10,000	9,875,600

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025	5,265	1,731,027

Transportation - Airlines – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	4,040	4,141,000
5.75%, 04/20/2029(a)	3,585	3,745,751
United Airlines, Inc. 4.375%, 04/15/2026(a)	2,761	2,772,486
4.625%, 04/15/2029(a)	2,000	1,995,020

		12,654,257

Total Corporates – Non-Investment Grade (cost $41,182,651)		41,453,664

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Services – 0.2%
Novant Health, Inc. 3.168%, 11/01/2051 (cost $8,000,000)	$8,000	$8,739,920

	Shares
SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(k)(l)(m) (cost $82,014,479)	82,014,479	82,014,479

Total Investments – 107.2% (cost $4,026,877,684)		4,277,318,653
Other assets less liabilities – (7.2)%		(287,491,261)

Net Assets – 100.0%		$3,989,827,392

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD	65,000	$(5,562,943)	$(6,083,438)	$520,495

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$1,676,061	$	– 0	–	$1,676,061
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	825,026		– 0	–	825,026
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	807,042		– 0	–	807,042
USD	75,520	01/15/2026	CPI#	3.765%	Maturity	765,931		– 0	–	765,931
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(291,269)		– 0	–	(291,269)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	220,138		(71,157)		291,295
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	15,071,572		– 0	–	15,071,572
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	17,632,177		– 0	–	17,632,177
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	1,809,157		– 0	–	1,809,157
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	527,009		– 0	–	527,009
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,245,240		– 0	–	4,245,240
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,199,842		– 0	–	4,199,842
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	843,201		– 0	–	843,201
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	1,111,904		– 0	–	1,111,904
USD	24,000	04/15/2032	CPI#	2.909%	Maturity	(47,746)		– 0	–	(47,746)
USD	22,600	04/15/2032	CPI#	2.748%	Maturity	(508,215)		– 0	–	(508,215)
USD	13,250	04/15/2032	CPI#	2.722%	Maturity	(342,256)		– 0	–	(342,256)

						$48,544,814		$(71,157)		$48,615,971

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
USD	16,275	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$213,536	$	– 0 –	$213,536
USD	36,565	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	548,299		– 0 –	548,299
USD	100,000	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	1,109,518		– 0 –	1,109,518
USD	100,000	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	530,369		– 0 –	530,369
USD	75,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	489,367		– 0 –	489,367
USD	65,000	02/15/2028	1.412%	3 Month LIBOR	Semi-Annual/ Quarterly	(399,599)		– 0 –	(399,599)

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	79,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	$1,525,069	$	– 0	–	$1,525,069
USD	53,000	01/15/2031	1.537%	3 Month LIBOR	Semi-Annual/ Quarterly	(309,854)		– 0	–	(309,854)
USD	45,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	521,252		– 0	–	521,252
USD	50,130	10/03/2033	0.695%	3 Month LIBOR	Semi-Annual/ Quarterly	4,917,373		– 0	–	4,917,373
USD	35,000	10/03/2033	1.078%	3 Month LIBOR	Semi-Annual/ Quarterly	1,931,677		– 0	–	1,931,677
USD	30,000	10/03/2033	0.783%	3 Month LIBOR	Semi-Annual/ Quarterly	2,647,233		– 0	–	2,647,233
USD	46,500	02/15/2036	3 Month LIBOR	1.716%	Quarterly/ Semi-Annual	526,189		– 0	–	526,189
USD	37,000	02/15/2036	3 Month LIBOR	1.600%	Quarterly/ Semi-Annual	(63,042)		– 0	–	(63,042)
USD	32,500	02/15/2036	3 Month LIBOR	1.692%	Quarterly/ Semi-Annual	336,134		– 0	–	336,134
USD	117,790	10/09/2038	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	29,951,599		– 0	–	29,951,599
USD	45,000	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	3,920,647		– 0	–	3,920,647
USD	18,640	10/01/2048	1.123%	3 Month LIBOR	Semi-Annual/ Quarterly	2,274,631		– 0	–	2,274,631
USD	8,150	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(654,181)		– 0	–	(654,181)

						$50,016,217	$	– 0	–	$50,016,217

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	375	$(102,297)	$(35,759)	$(66,538)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	510	(138,757)	(61,495)	(77,262)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	729	(198,810)	(87,561)	(111,249)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,483	(677,081)	(305,465)	(371,616)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	165	(45,011)	(19,686)	(25,325)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	206	(56,195)	(19,825)	(36,370)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,558	(697,802)	(246,475)	(451,327)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,850	(1,050,249)	(361,437)	(688,812)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,054	(1,378,691)	(598,983)	(779,708)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10,000	(2,727,920)	(926,547)	(1,801,373)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	958	(261,335)	(117,363)	(143,972)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,500	(681,775)	(222,061)	(459,714)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,100	(845,084)	(359,285)	(485,799)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,336	(909,765)	(303,984)	(605,781)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8,351	(2,277,807)	(1,155,831)	(1,121,976)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15,000	(4,091,880)	(1,339,766)	(2,752,114)

						$(16,140,459)	$(6,161,523)	$(9,978,936)

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.120%	SIFMA*	Quarterly	$(59,214)	$	– 0	–	$(59,214)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	(68,305)		– 0	–	(68,305)

							$(127,519)	$	– 0	–	$(127,519)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $752,809,923 or 18.9% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,670,000	$73,400	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034	07/10/2015	5,000,000	4,991,566	0.13%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	5,203,615	73	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	5,720,000	1,430,000	0.04%

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

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AB HIGH INCOME MUNICIPAL PORTFOLIO

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of November 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$11,647,346	$11,887,252	0.30%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017-A 7.75%, 12/01/2044	12/07/2017	5,080,000	4,994,139	0.13%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	6,299,842	3,564,900	0.09%

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)	Defaulted matured security.

(j)	IO – Interest Only.

(k)	Affiliated investments.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SD – School District

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 93.9%
Alabama – 2.3%
County of Jefferson AL Series 2017 5.00%, 09/15/2033	$1,000	$1,204,801
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,427,008
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,867,975
Series 2021 4.00%, 02/01/2038	2,135	2,535,943
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,661,361
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	22,375,128
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	1,723	1,857,365
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	2,680	3,095,354
Water Works Board of the City of Birmingham (The) Series 2015-A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,413,357

		43,438,292

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	378,461

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018 7.125%, 09/01/2038(a)	$1,490	$1,939,366

		2,317,827

Arizona – 2.9%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033-12/01/2034	12,615	14,210,517
Arizona Industrial Development Authority Series 2019-2 3.625%, 05/20/2033	5,197	5,821,369
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	2,000,302
2.742%, 07/01/2035	2,000	2,035,178
2.842%, 07/01/2036	2,000	2,040,327
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	991,597
2.521%, 07/01/2036	2,500	2,493,399
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(a)	1,355	1,488,983
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	14,800	18,287,175
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	4,014,317
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	1,327,581

		54,710,745

California – 12.0%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035	10,550	12,404,577

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	$5,560	$5,915,288
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	1,051,559
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	5,224,179
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	910,257
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,504,690
California Educational Facilities Authority (Leland Stanford Junior University (The))
Series 2014-U 5.00%, 05/01/2045	3,000	4,603,404
Series 2019-V 5.00%, 05/01/2049	1,000	1,583,303
Series 2021 5.00%, 04/01/2051	2,500	4,012,119
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	12,500	14,360,106
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	573	659,975
Series 2021 0.764%, 08/20/2036	2,300	167,227
3.25%, 08/20/2036	1,000	1,133,133
Series 2021-1, Class A 3.50%, 11/20/2035	990	1,130,408

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-2 0.815%, 03/25/2035	$2,500	$167,501
Series 2021-2, Class A 3.75%, 03/25/2035	4,990	5,896,460
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(a)	1,750	1,749,883
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035-05/15/2041	6,380	7,820,129
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	5,795	6,010,270
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	3,444,134
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,998,602
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,607,874
5.25%, 12/01/2056(a)	1,000	1,150,596
Series 2018 5.25%, 12/01/2048(a)	785	953,422
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,336,025
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,930,476
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	1,000	1,051,162

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	$2,000	$1,815,010
4.00%, 08/01/2047(a)	1,000	1,008,748
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	2,104,620
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	1,000	918,768
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)(b)	1,000	940,502
4.00%, 07/01/2058(a)(b)	1,000	930,995
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	908,775
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.25%, 05/01/2057(a)	1,000	935,945
4.00%, 05/01/2057(a)	2,000	1,867,236
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	3,438,713
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	8,750	8,939,352
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	3,100	3,588,762

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2031	$9,115	$9,577,368
Series 2013-B 5.00%, 07/01/2029-07/01/2032	17,530	18,814,206
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,393,756
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(a)	4,500	5,329,392
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	430	456,756
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	6,412,565
Sacramento County Water Financing Authority NATL Series 2007-B 0.65% (LIBOR 3 Month + 0.57%), 06/01/2039(c)	8,075	8,007,662
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2049	17,000	20,816,639
State of California Series 2013 5.00%, 11/01/2029	8,000	8,719,231
Series 2021 4.00%, 10/01/2034	10,000	12,384,863
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	246,106
University of California Series 2013-A 5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,580,822
5.00%, 05/15/2030	1,720	1,834,985

		231,748,536

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado – 1.1%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	$820	$1,011,411
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2049	1,000	1,236,131
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	2,500	2,515,048
E-470 Public Highway Authority Series 2021-B 0.384% (SOFR + 0.35%), 09/01/2039(c)	2,000	2,004,130
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,483,823
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2038	1,000	1,050,515
Woodmen Heights Metropolitan District No. 1 Series 2012-B 7.30%, 12/15/2041 (Pre-refunded/ETM)	11,000	11,000,000

		20,301,058

Connecticut – 0.9%
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,702,220
Series 2015-F 5.00%, 11/15/2030-11/15/2031	4,500	5,243,027
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	6,445	6,772,651
Series 2020 5.00%, 05/01/2038-05/01/2040	2,400	3,073,042

		17,790,940

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	$550	$627,125

District of Columbia – 0.3%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036-10/01/2037	4,500	5,334,830

Florida – 4.9%
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,880,938
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,647,644
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	1,065,370
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(a)	1,585	1,722,289
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	604,122
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,210	1,393,545
5.00%, 10/01/2038	1,340	1,675,498
Series 2019-C 2.384%, 10/01/2026	5,500	5,726,087
County of Lake FL (Waterman Communities, Inc.) Series 2020 3.375%, 08/15/2026	1,900	1,906,755

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Series 2012-B 5.00%, 10/01/2030 (Pre-refunded/ETM)	$3,450	$3,588,049
5.00%, 10/01/2031 (Pre-refunded/ETM)	6,000	6,240,086
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,897,177
Series 2015-A 5.00%, 10/01/2038	4,300	4,930,248
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041	9,500	11,311,365
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	1,000	1,090,170
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2037	2,400	2,939,721
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050(a)	1,000	1,143,504
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,312,867
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,454,581
Series 2019-A 5.00%, 10/01/2049	5,000	6,128,068
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,554,269
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	120	123,290

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	$1,480	$1,505,880
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	4,164,380
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	6,207,563
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,916,746
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	250	288,118
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	635	647,261
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,251,059
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,182,740
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,856,698

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	$1,000	$1,124,781
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,795	3,343,264

		93,824,133

Georgia – 0.7%
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,359,257
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,539,371
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	2,470	2,998,249

		12,896,877

Guam – 0.5%
Territory of Guam Series 2019 5.00%, 11/15/2031	280	323,728
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	3,195	3,733,609
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011-A 5.125%, 01/01/2042	1,135	1,139,464
Series 2015-D 5.00%, 11/15/2032-11/15/2035	3,775	4,278,687

		9,475,488

Hawaii – 1.1%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2026(b)	2,000	2,323,461

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Hawaii Series 2016-F 4.00%, 10/01/2031-10/01/2034	$16,815	$19,213,387

		21,536,848

Illinois – 7.0%
Chicago Board of Education Series 2017-D 5.00%, 12/01/2031	1,800	2,156,767
Series 2017-G 5.00%, 12/01/2034	2,350	2,797,948
Series 2017-H 5.00%, 12/01/2046	1,640	1,922,225
Series 2018-C 5.00%, 12/01/2021	5,075	5,075,000
Series 2019-B 5.00%, 12/01/2030-12/01/2033	885	1,102,707
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027-06/01/2029	5,900	7,310,914
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/2032	1,348	1,351,635
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	7,745	7,936,437
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	3,011,438
Illinois Finance Authority (State of Illinois Water Revolving Fund – Clean Water Program) Series 2020 4.00%, 07/01/2037	6,000	7,261,755
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2023-10/01/2034	6,500	7,812,249
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	18,067,779

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034-01/01/2035	$4,250	$4,635,241
Metropolitan Pier & Exposition Authority Series 2012-B 5.00%, 12/15/2028	11,500	11,790,216
Series 2020 5.00%, 06/15/2050	6,000	7,212,452
Series 2022 4.00%, 12/15/2042(b)	1,000	1,143,746
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	2,000	2,872,482
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,940,663
Series 2017-D 5.00%, 11/01/2026-11/01/2028	9,700	11,699,251
Series 2018-A 5.00%, 10/01/2027	2,000	2,416,004
Series 2018-B 5.00%, 10/01/2026	10,000	11,843,900
Series 2019-B 4.00%, 11/01/2036	7,030	8,091,698
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	489	507,675
5.00%, 03/01/2036	2,317	2,429,945
Series 2015-B 6.00%, 03/01/2036	696	740,464

		134,130,591

Indiana – 2.4%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	1,930	2,066,760
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	3,720	3,520,467

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032-10/01/2034	$12,320	$13,872,802
Series 2021 5.00%, 10/01/2032-10/01/2034	16,300	21,909,349
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029(b)	1,080	1,312,527
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,155,213
Series 2020-A 3.00%, 11/01/2030	1,295	1,378,803
Series 2021-B 2.50%, 11/01/2030	525	535,691
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	911,362

		46,662,974

Iowa – 1.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	2,505	2,721,563
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020-A 5.00%, 08/01/2040	4,000	5,198,678
Series 2021-A 5.00%, 08/01/2038	2,500	3,332,918
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031-12/01/2051	2,980	3,281,393
Iowa Tobacco Settlement Authority Series 2021-B 0.375%, 06/01/2030	285	285,120
4.00%, 06/01/2049	5,000	5,772,064

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Xenia Rural Water District Series 2016 5.00%, 12/01/2031-12/01/2041	$5,375	$6,181,001

		26,772,737

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 1.369%, 05/01/2027	2,405	2,374,060

Kentucky – 0.9%
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,512,032
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	2,635	2,749,519
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,373,647
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	3,398,239
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030-10/01/2033	5,000	5,932,743

		16,966,180

Louisiana – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033-10/01/2044	7,290	8,756,800
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	23,666

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	$1,730	$2,013,461
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	1,000	1,044,108
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	1,030	1,359,637
Parish of St. John the Baptist LA (Marathon Oil Corp.)
Series 2019 2.00%, 06/01/2037	480	488,634
2.10%, 06/01/2037	600	619,569
2.20%, 06/01/2037	365	381,885
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035-05/01/2036	9,120	11,170,132

		25,857,892

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033	4,560	5,032,949

Maryland – 0.6%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,248,958
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2037	665	780,907
5.00%, 07/01/2046	2,960	3,689,544
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,000	2,986,185

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035-08/01/2036	$2,000	$2,600,482

		11,306,076

Massachusetts – 1.5%
Commonwealth of Massachusetts CIFGNA Series 2007-A 0.658% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	4,250	4,201,377
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	2,500	3,290,555
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,391,113
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	7,925	11,767,341
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,799,111
Series 2017-L 5.00%, 07/01/2044	5,000	5,988,136

		29,437,633

Michigan – 2.8%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	2,000	1,884,935
Series 2018 5.00%, 04/01/2036	835	978,236
Series 2021-A 5.00%, 04/01/2031	1,000	1,254,433

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-B 1.817%, 04/01/2022	$650	$651,294
2.017%, 04/01/2023	375	377,636
2.189%, 04/01/2024	400	403,344
2.511%, 04/01/2025	500	502,864
3.644%, 04/01/2034	275	275,810
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 0.688% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	5,000	5,008,999
Detroit City School District Series 2012-A 5.00%, 05/01/2027-05/01/2030	7,965	8,120,950
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	2,239,998
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,232,293
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	12,471,496
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	5,111,545
2.862%, 09/01/2049	5,000	5,032,895
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	2,153,208
Series 2020-B Zero Coupon, 06/01/2065	1,250	169,655
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,662,041

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	$2,000	$1,421,132

		52,952,764

Minnesota – 0.3%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 2010-2A 6.00%, 12/01/2040	3,000	3,000,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.105%, 08/01/2028(e)	875	875,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,171,897
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,157,091

		6,203,988

Missouri – 0.9%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042-02/01/2048	5,865	6,569,072
5.00%, 02/01/2042-02/01/2048	3,095	3,456,667
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	365	409,337
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,625,973
Kansas City Industrial Development Authority 2.00%, 11/15/2046	522	26,080
5.00%, 11/15/2046	1,169	1,163,783
Series 2019 5.00%, 07/01/2040(a)	480	493,831

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	$360	$364,611
Series 2021-C 7.50%, 11/15/2046	288	288,782
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	3,132,037

		17,530,173

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	3,228,589
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	2,775	3,039,555

		6,268,144

Nevada – 1.2%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,342,157
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	3,000	527,627
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036-06/15/2037	11,030	11,971,742
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012-B 5.00%, 07/01/2029	6,070	6,231,997
State of Nevada Department of Business & Industry Series 2021 0.25%, 01/01/2050 (Pre-refunded/ETM)(a)	1,000	1,000,016

		22,073,539

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.3%
New Hampshire Business Finance Authority National Finance Authority Series 2020-1 4.125%, 01/20/2034	$5,181	$6,173,405

New Jersey – 6.5%
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,203,690
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016-B 5.50%, 06/15/2030	5,840	7,133,984
Series 2017-D 5.00%, 06/15/2034-06/15/2035	3,560	4,241,125
Series 2019-H 5.25%, 09/01/2022(a)	10,060	10,431,226
Series 2021-G 5.25%, 09/01/2023(a)	10,000	10,832,568
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,871,409
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	6,003,132
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	7,175	8,474,311
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033-12/15/2035	2,640	3,246,098

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020-A 4.00%, 06/15/2045	$7,585	$8,650,489
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	5,273,588
Series 2015-E 5.00%, 01/01/2033	11,000	12,425,015
Series 2017-A 5.00%, 01/01/2034	5,000	6,013,531
Series 2020-D 5.00%, 01/01/2028	7,200	8,503,194
Series 2021-B 0.897%, 01/01/2025	5,000	4,953,730
State of New Jersey Series 2020 4.00%, 06/01/2030	4,500	5,468,232
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,255	13,123,429
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,325	4,342,302

		125,191,053

New York – 16.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	7,170	8,082,481
City of New York NY Series 2012-G 5.00%, 04/01/2029 (Pre-refunded/ETM)	9,550	9,703,390
Series 2019-B 4.00%, 10/01/2037-10/01/2040	9,480	11,163,550
Series 2020-A 5.00%, 08/01/2030	11,000	14,474,288
Series 2021-D 1.396%, 08/01/2027	5,255	5,158,399
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2027	1,680	1,751,484
Series 2013-B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,346,683
Series 2013-E 5.00%, 11/15/2032	5,000	5,380,708

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016-A 4.00%, 11/15/2025	$1,000	$1,122,600
Series 2016-D 5.00%, 11/15/2027-11/15/2031	6,000	7,031,328
Series 2017-B 5.00%, 11/15/2024	1,755	1,977,875
Series 2017-C 5.00%, 11/15/2023-11/15/2033	11,695	13,816,558
Series 2018-B 5.00%, 11/15/2026	1,000	1,191,911
Series 2020-A 5.00%, 02/01/2023	1,000	1,053,356
Series 2020-D 5.00%, 11/15/2043	1,000	1,233,181
Series 2020-E 4.00%, 11/15/2026	1,000	1,143,730
5.00%, 11/15/2027-11/15/2030	2,500	3,142,411
Series 2021-A 4.00%, 11/15/2050	2,000	2,278,246
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(c)	2,660	2,646,109
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,448,780
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	18,429,855
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	15,015	15,666,872
Series 2014-B1 5.00%, 08/01/2032	4,000	4,464,374
Series 2014-D1 5.00%, 02/01/2034	5,000	5,472,429
Series 2016-B 5.00%, 08/01/2032	10,000	11,903,997
Series 2017-E1 5.00%, 02/01/2036	2,500	3,008,702

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority Series 2012-D 5.00%, 02/15/2029 (Pre-refunded/ETM)	$705	$711,884
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012-D 5.00%, 02/15/2029	4,255	4,296,353
Series 2015-E 5.00%, 03/15/2034	10,000	11,543,771
5.25%, 03/15/2033	2,000	2,332,231
Series 2020-D 4.00%, 02/15/2036-02/15/2047	16,000	18,848,588
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016-A 5.00%, 10/01/2046	11,030	17,261,011
Series 2018-A 5.00%, 10/01/2048	5,000	7,944,626
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	2,078,104
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,421,228
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040-03/15/2045	15,500	18,350,083
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,273,764
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,959,333

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 4.00%, 10/01/2030	$10,000	$11,674,847
4.375%, 10/01/2045	1,000	1,155,187
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	3,235	3,364,452
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	5,034,599
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030-09/01/2031	13,750	15,234,416
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,533,995
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	2,034,438
2.917%, 05/15/2040	2,000	2,031,783
4.00%, 05/15/2046	3,000	3,552,272
Series 2021-B 4.00%, 05/15/2056	5,000	5,874,794

		308,605,056

North Carolina – 0.3%
Fayetteville State University Series 2023 4.00%, 04/01/2024-04/01/2025(a)(b)	475	498,949
5.00%, 04/01/2026(a)(b)	375	415,039
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,670,592

		6,584,580

North Dakota – 0.1%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2038	1,000	1,166,908

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	$12,820	$14,709,779
City of Akron OH (City of Akron OH Income Tax) Series 2012-A 5.00%, 12/01/2031	2,345	2,400,822
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,352,250
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	4,490	5,247,031
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	9,386,866
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,757,585
Kent State University Series 2012-A 5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,040,096
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	1,035	1,049,504
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2038	1,095	1,422,294
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,090	1,105,275

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1999 6.45%, 12/15/2021	$6,730	$6,744,605

		52,216,107

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	785	789,655
Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2035 (Pre-refunded/ETM)	1,000	1,110,845

		1,900,500

Oregon – 0.6%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	5,799,337
Port of Portland OR Airport Revenue Series 2019 5.00%, 07/01/2049	5,000	6,094,605

		11,893,942

Other – 0.3%
Federal Home Loan Mortgage Corp. Series 2021 2.34%, 01/25/2041	2,000	2,094,285
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	5,525	5,950,364

		8,044,649

Pennsylvania – 3.3%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	2,357,409
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,469,245

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	$1,000	$1,184,223
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038-10/01/2043	7,350	8,082,001
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	1,875	2,003,518
4.00%, 11/01/2036	335	397,211
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	4,466,105
5.00%, 04/01/2043	6,250	7,961,099
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	529,889
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	5,726,414
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(b)	2,000	2,330,195
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	3,335,337
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038-12/01/2039	4,500	5,581,332

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	$3,100	$3,343,397
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,388,142
State Public School Building Authority Series 2012 5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,539,647
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,063,435
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031 (Pre-refunded/ETM)	1,685	1,868,269

		63,626,868

Puerto Rico – 0.9%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	2,132,481
Commonwealth of Puerto Rico AGC Series 2001-A 5.50%, 07/01/2029	100	109,560
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	2,090,136
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	1,370	1,490,424
AGC Series 2007-C 5.50%, 07/01/2031	190	213,329
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	3,930	4,242,896
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,940	4,068,050

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	$650	$711,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,377,843
Series 2019-A 4.329%, 07/01/2040	1,504	1,684,491

		18,120,415

South Carolina – 1.4%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,560,019
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,194,815
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	4,750	5,587,574
Series 2016-B 5.00%, 12/01/2036-12/01/2056	12,775	15,140,786
Series 2021-B 4.00%, 12/01/2038	1,500	1,804,206

		27,287,400

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,879,417
5.125%, 12/01/2042(a)	1,325	1,365,277
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	840	982,953
5.00%, 08/01/2049	1,675	2,045,424

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2022-07/01/2025	$10,750	$11,755,236
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	5,124,310
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Series 2021-A 5.00%, 07/01/2034	3,150	4,209,126

		28,361,743

Texas – 6.4%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(a)	350	384,772
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,629,698
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	10,653,414
Board of Regents of the University of Texas System Series 2020-A 5.00%, 08/15/2040-08/15/2050	3,980	5,944,082
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032-01/01/2034	4,250	4,845,288
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	11,187,438
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030 (Pre-refunded/ETM)	1,000	1,105,055

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	$2,500	$2,765,568
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	548,866
Series 2015-B 5.00%, 07/15/2030	4,650	5,160,214
Series 2018 5.00%, 07/15/2028	1,300	1,548,238
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,901,402
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035-10/01/2036	17,860	22,260,687
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	2,071,087
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,500	4,733,437
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053	1,000	680,637
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 7.50%, 11/15/2036-11/15/2037	1,120	1,120,390
Series 2021-B 2.00%, 11/15/2061	3,880	2,653,794
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	467,203

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	$3,330	$3,784,443
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034-01/01/2035	15,585	17,587,259
Series 2015-B 5.00%, 01/01/2034	1,700	1,921,899
Series 2016-A 5.00%, 01/01/2036	1,000	1,164,626
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	5,453,975
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(a)	850	851,159
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	3,785	3,028,000
Series 2015-B 5.00%, 11/15/2036	1,850	1,480,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	2,118	2,268,091
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032-08/15/2034	3,330	3,667,323

		122,868,045

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033	5,000	6,495,857

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia – 0.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038-07/01/2045	$1,205	$1,415,713
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,507,513
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,588,244

		5,511,470

Washington – 2.2%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2035	5,000	6,164,271
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	10,000	12,053,598
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	6,445,380
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,463,012
Series 2021 4.00%, 08/01/2040	2,000	2,373,652
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045-09/01/2050	1,290	1,489,276
5.00%, 09/01/2039-09/01/2050	2,080	2,629,030
Series 2021 3.00%, 12/01/2034(a)	425	468,494

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 12/01/2048(a)	$1,740	$2,013,931
5.00%, 12/01/2027-12/01/2033(a)	1,915	2,437,894
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,348	2,722,024
Series 2021-1, Class X 0.725%, 12/20/2035(f)	1,988	120,688
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	1,365	1,366,156
Series 2019-A 5.00%, 01/01/2055(a)	365	406,742

		43,154,148

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	2,067	2,122,823
4.875%, 06/01/2049	2,000	2,100,159
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	458,605

		4,681,587

Wisconsin – 2.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	1,000	983,870
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,377,718
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035-10/15/2036	3,975	4,828,907

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	$940	$940,149
5.00%, 11/01/2046-11/01/2054	465	516,510
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035-12/15/2038	1,295	1,532,852
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	605,959
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2044-07/01/2058	3,475	4,142,691
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035-01/01/2037	1,500	1,887,661
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	6,750	7,218,483
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,395	3,679,775
Series 2016-B 5.00%, 12/01/2025	1,795	2,073,362
Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,565	4,232,689
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	3,465	3,819,174

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	$1,000	$1,130,091
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	5,500	5,479,563
Series 2022 4.00%, 06/01/2049(b)	1,000	972,424
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033(b)	2,000	2,513,979

		48,935,857

Total Long-Term Municipal Bonds (cost $1,712,779,620)		1,808,391,989

Short-Term Municipal Notes – 2.7%
Florida – 1.3%
School Board of Miami-Dade County (The) Series 2021 2.50%, 02/23/2022	25,000	25,133,560

Illinois – 1.0%
Illinois Finance Authority (Edward-Elmhurst Healthcare Obligated Group) Series 2019 0.05%, 02/01/2040(g)	19,300	19,300,000

Michigan – 0.1%
L’Anse Creuse Public Schools Series 2019 0.05%, 05/01/2035(g)	1,300	1,300,000

New York – 0.2%
County of Nassau NY Series 2021-B 2.00%, 12/10/2021	3,000	3,001,389
Metropolitan Transportation Authority Series 2015 0.05%, 11/01/2032(g)	1,100	1,100,000

		4,101,389

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.1%
Philadelphia Gas Works Co. Series 2016-A 0.05%, 09/01/2034(g)	$2,900	$2,900,000

Total Short-Term Municipal Notes (cost $52,739,903)		52,734,949

Total Municipal Obligations (cost $1,765,519,523)		1,861,126,938

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	997	1,009,874
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,295	1,309,767

Total Commercial Mortgage-Backed Securities (cost $2,380,981)		2,319,641

	Shares
SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(h)(i)(j) (cost $62,877,474)	62,877,474	62,877,474

Total Investments – 100.1% (cost $1,830,777,978)		1,926,324,053
Other assets less liabilities – (0.1)%		(1,918,069)

Net Assets – 100.0%		$1,924,405,984

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD	42,000	$(3,594,517)	$(3,931,329)	$336,812

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$610,706	$	– 0	–	$610,706
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	300,605		– 0	–	300,605
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	294,071		– 0	–	294,071
USD	29,910	01/15/2026	CPI#	3.720%	Maturity	228,430		– 0	–	228,430
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	76,401		(24,696)		101,097
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(96,174)		– 0	–	(96,174)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	5,739,792		– 0	–	5,739,792
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	5,979,339		– 0	–	5,979,339
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	621,277		– 0	–	621,277
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	148,837		– 0	–	148,837
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,568,543		– 0	–	1,568,543
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,551,769		– 0	–	1,551,769
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	295,120		– 0	–	295,120
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	397,108		– 0	–	397,108
USD	9,100	04/15/2032	CPI#	2.909%	Maturity	(18,104)		– 0	–	(18,104)
USD	8,200	04/15/2032	CPI#	2.748%	Maturity	(184,397)		– 0	–	(184,397)
USD	5,000	04/15/2032	CPI#	2.722%	Maturity	(129,153)		– 0	–	(129,153)

						$17,384,170		$(24,696)		$17,408,866

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	45,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/Quarterly	$570,491	$	– 0	–	$570,491
USD	32,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/Quarterly	212,059		– 0	–	212,059
USD	28,000	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/Quarterly	310,665		– 0	–	310,665
USD	23,000	01/15/2028	0.992%	3 Month LIBOR	Semi-Annual/Quarterly	443,406		– 0	–	443,406
USD	21,500	01/15/2031	1.537%	3 Month LIBOR	Semi-Annual/Quarterly	(125,695)		– 0	–	(125,695)
USD	21,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/Quarterly	405,398		– 0	–	405,398

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	15,000	02/15/2036	3 Month LIBOR	1.600%	Quarterly/ Semi- Annual	$(25,558)	$	– 0	–	$(25,558)
USD	13,000	02/15/2036	3 Month LIBOR	1.692%	Quarterly/ Semi-Annual	134,454		– 0	–	134,454
USD	12,000	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	1,045,506		– 0	–	1,045,506

						$2,970,726	$	– 0	–	$2,970,726

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.120%	SIFMA*	Quarterly	$(60,909)	$	– 0	–	$(60,909)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	(70,260)		– 0	–	(70,260)

							$(131,169)	$	– 0	–	$(131,169)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $140,097,130 or 7.3% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2021.

(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$ 2,000,000	$ 1,421,132	0.07%

(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2021 and the aggregate market value of this security amounted to $875,000 or 0.05% of net assets.

(f)	IO – Interest Only.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Affiliated investments.

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CIFGNA – CIFG Assurance North America, Inc.

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 98.7%
New York – 90.8%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,778,201
Series 2020 4.00%, 11/01/2045	1,000	1,110,697
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047(a)	1,000	1,105,239
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,671,235
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	980	1,104,719
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030-06/01/2034	2,980	3,300,048
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(b)	1,500	1,685,514
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,553,997
5.50%, 11/01/2044	1,625	1,782,277
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(b)	500	552,915
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051-06/15/2056	985	1,062,788
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(b)	2,000	2,393,721

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of New York NY Series 2016-B 5.00%, 12/01/2034	$2,000	$2,395,790
Series 2016-C 5.00%, 08/01/2032	5,000	5,859,886
Series 2021-D 1.396%, 08/01/2027	10,000	9,816,174
1.723%, 08/01/2029	3,000	2,941,745
1.823%, 08/01/2030	4,000	3,931,036
County of Nassau NY Series 2016-A 5.00%, 01/01/2038	1,000	1,157,653
Series 2016-C 5.00%, 04/01/2034-04/01/2036	10,420	12,186,258
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(b)	3,000	3,604,138
Series 2020-B 5.918%, 07/01/2039(b)	1,500	1,812,019
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2046	4,980	5,831,480
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010-A 5.00%, 04/20/2027	2,210	2,248,616
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034-07/01/2039	2,945	3,192,982
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,921,794
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	1,725	1,777,058
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(c)	1,000	978,249

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Long Island Power Authority Series 2012-B 5.00%, 09/01/2027	$2,500	$2,588,554
Series 2014-A 5.00%, 09/01/2035	1,000	1,117,453
Series 2016-B 5.00%, 09/01/2030-09/01/2033	9,515	11,313,606
Series 2019-B 1.65%, 09/01/2049	3,445	3,532,220
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2027	7,070	7,370,828
Series 2014-B 5.00%, 11/15/2044	12,000	13,031,888
Series 2017-C 5.00%, 11/15/2033	5,000	6,028,571
Series 2020-A 4.00%, 02/01/2022	15,000	15,091,230
Series 2021 0.464% (SOFR + 0.43%), 11/01/2026(d)	835	829,519
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(d)	1,000	1,000,831
0.834% (SOFR + 0.80%), 11/01/2032(d)	1,285	1,297,513
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034-11/15/2035	15,740	19,050,349
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,344,003
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2035-12/01/2039	5,215	6,201,735
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,416,421

148 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	$1,447	$1,406,994
9.00%, 01/01/2041(b)	720	720,284
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031-07/01/2037	6,195	6,325,885
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046	5,000	5,331,144
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,966,305
Series 2018-S 5.00%, 07/15/2043	7,000	8,634,299
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,326
5.00%, 05/01/2032-05/01/2033	12,495	13,303,943
Series 2016-F 5.00%, 02/01/2032	10,000	11,728,749
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034-11/15/2035	15,220	17,545,215
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	8,053,152
2.80%, 09/15/2069	5,780	5,983,596
New York State Dormitory Authority (Barnard College) Series 2015-A 4.00%, 07/01/2032	1,300	1,427,559

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	$1,310	$1,561,275
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031-07/01/2033	6,000	6,873,423
New York State Dormitory Authority (Iona College) Series 2021 5.00%, 07/01/2046-07/01/2051(a)	1,575	1,960,284
Series 2022 5.00%, 07/01/2037-07/01/2042(a)	475	594,914
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2035	5,465	6,664,615
Series 2020 4.00%, 09/01/2037-09/01/2039	2,145	2,486,459
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035-07/01/2036	5,815	6,974,267
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018-E 5.00%, 03/15/2048	5,000	6,211,429
New York State Dormitory Authority (New York University) Series 2021-A 5.00%, 07/01/2033-07/01/2036	5,000	6,687,137
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,687,531
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,110,774
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032-12/01/2037(b)	4,000	4,757,360

150 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	$1,000	$1,179,057
New York State Dormitory Authority (Rochester Institute of Technology) Series 2019 5.00%, 07/01/2049	4,770	5,905,409
Series 2020-A 5.00%, 07/01/2036-07/01/2040	2,380	3,002,407
New York State Dormitory Authority (Rockefeller University (The)) Series 2020-A 5.00%, 07/01/2053	2,235	2,861,970
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033-07/01/2034	2,000	2,274,640
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	14,801,491
Series 2021 1.187%, 03/15/2026	6,500	6,461,041
New York State Dormitory Authority (Teachers College) Series 2012-A 5.00%, 07/01/2031	1,200	1,233,383
Series 2012-b 5.00%, 07/01/2034	2,535	2,605,521
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017-A 5.00%, 10/01/2047	4,900	7,719,737
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(b)	3,125	3,314,393
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031-01/01/2032	15,000	16,939,943
Series 2016-A 5.25%, 01/01/2056	2,940	3,428,991

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-B 4.00%, 01/01/2037	$1,575	$1,849,665
Series 2019-M 2.90%, 01/01/2035	5,000	5,348,511
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2044	10,000	11,840,283
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	1,060	1,062,426
Series 2021 2.25%, 08/01/2026	2,000	2,071,028
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2036	16,245	19,420,841
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	3,000	3,439,298
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038-12/01/2042	2,990	3,402,741
5.00%, 12/01/2025	1,100	1,268,531
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032-07/01/2033	4,250	4,568,425
5.00%, 07/01/2034-07/01/2046	8,505	9,414,313
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	5,000	5,200,080
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	6,405	10,077,064
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	700	860,791
Series 2022 4.00%, 07/01/2042(a)	525	587,710

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	$3,000	$3,341,080
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,070	2,084,407
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2031	5,000	5,423,138
Series 2014 5.00%, 09/01/2031	5,000	5,536,648
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	3,098,703
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,765,384
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,729,994
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	5,000	5,845,152
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2023-03/01/2024	1,700	1,804,507
Triborough Bridge & Tunnel Authority Series 2013-C 5.00%, 11/15/2032	5,000	5,325,191
Series 2017-B 5.00%, 11/15/2036	3,000	3,649,086
Series 2018 5.00%, 11/15/2043	5,000	6,128,811
Series 2020-A 5.00%, 11/15/2054	3,000	3,800,992
Series 2021-A 5.00%, 11/01/2025	5,000	5,865,970

abfunds.com	AB MUNICIPAL INCOME FUND | 153

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	$6,960	$8,271,252
Series 2021-A 2.511%, 05/15/2035	3,500	3,556,985
5.00%, 05/15/2051	5,000	6,408,553
Series 2021-B 4.00%, 05/15/2056	5,000	5,874,794
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035-09/01/2039	9,200	11,742,215
Trust for Cultural Resources of The City of New York (The) (American Museum of Natural History (The)) Series 2014-A 5.00%, 07/01/2033	4,080	4,534,182
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033-12/01/2035	5,000	6,014,614
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,734,837
Series 2017-A 5.00%, 06/01/2041	10,850	12,591,688
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,523,199
5.25%, 09/15/2042-09/15/2053	875	877,465
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	125	125,516
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,869,429
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042-06/01/2047	2,000	2,249,303

154 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	$6,825	$7,752,899
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,000	1,181,987

		601,820,540

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	1,270	1,466,828

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	326,059
Series 2018 7.125%, 09/01/2038(b)	935	1,216,985

		1,543,044

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	2,385	2,436,614

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	46,234
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	540	549,442

		595,676

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	$1,020	$1,238,487

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	517,538
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,275	1,435,263
Series 2017 5.00%, 07/01/2034-07/01/2040	2,475	2,869,846
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2038	4,430	5,098,258
Territory of Guam Series 2019 5.00%, 11/15/2031	115	132,960
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	4,244,495
Series 2011-A 5.25%, 01/01/2036	5,690	5,712,950

		20,011,310

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	2,088,666
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037-09/01/2041	215	244,138
5.00%, 09/01/2036-09/01/2038	215	264,400

		2,597,204

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	800	757,090

156 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	$105	$128,990

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(b)	200	264,007

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(b)	650	676,800
Series 2019-B 3.70%, 06/01/2039(b)	200	201,823

		878,623

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	287,027

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b)	105	106,204
7.00%, 12/15/2043(b)	115	115,958

		222,162

Ohio – 0.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,735	3,138,163
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,500	1,521,020

		4,659,183

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$710	$783,112
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	285	310,052
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	1,480	1,598,234
AGM Series 2007-C 5.25%, 07/01/2036	100	107,706
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,770,737
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 04/01/2032	1,000	1,013,254
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	340	372,015
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	564,959
Series 2019-A 4.329%, 07/01/2040	675	756,005
4.55%, 07/01/2040	73	82,741

		7,358,815

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	820	847,800

158 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	$195	$228,133

		1,075,933

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,455	1,530,478
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	109,930
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	1,000	1,070,655

		2,711,063

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044-01/01/2055(b)	510	569,781

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(b)	1,685	1,956,847
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	110,737

abfunds.com	AB MUNICIPAL INCOME FUND | 159

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago(The)) Series 2021 5.75%, 07/25/2041(b)	$1,250	$1,336,756

		3,404,340

Total Municipal Obligations (cost $620,381,873)		654,026,717

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(e)(f)(g) (cost $5,305,334)	5,305,334	5,305,334

Total Investments – 99.5% (cost $625,687,207)		659,332,051
Other assets less liabilities – 0.5%		3,544,085

Net Assets – 100.0%		$662,876,136

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD	6,000	$(513,502)	$(561,618)	$48,116

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$211,502	$	– 0	–	$211,502
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	104,107		– 0	–	104,107
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	101,844		– 0	–	101,844
USD	12,710	01/15/2026	CPI#	3.720%	Maturity	97,070		– 0	–	97,070

160 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	$(34,073)	$	– 0	–	$(34,073)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	26,330		(8,510)		34,840
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,463,430		– 0	–	2,463,430
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,390,574		– 0	–	2,390,574
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	219,683		– 0	–	219,683
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	44,163		– 0	–	44,163
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	331,568		– 0	–	331,568
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	328,022		– 0	–	328,022
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	103,995		– 0	–	103,995
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	137,002		– 0	–	137,002
USD	3,200	04/15/2032	CPI#	2.909%	Maturity	(6,366)		– 0	–	(6,366)
USD	2,850	04/15/2032	CPI#	2.748%	Maturity	(64,089)		– 0	–	(64,089)
USD	1,580	04/15/2032	CPI#	2.722%	Maturity	(40,812)		– 0	–	(40,812)

						$6,413,950		$(8,510)		$6,422,460

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	12,600	01/15/2028	1.205%	3 Month LIBOR	Semi-Annual/Quarterly	$69,618	$	– 0	–	$69,618
USD	12,000	01/15/2028	0.992%	3 Month LIBOR	Semi-Annual/Quarterly	231,342		– 0	–	231,342
USD	11,500	01/15/2028	1.173%	3 Month LIBOR	Semi- Annual/ Quarterly	75,036		– 0	–	75,036
USD	11,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/Quarterly	58,871		– 0	–	58,871
USD	6,500	01/15/2028	1.214%	3 Month LIBOR	Semi-Annual/Quarterly	32,005		– 0	–	32,005
USD	10,000	01/15/2031	1.252%	3 Month LIBOR	Semi-Annual/Quarterly	190,823		– 0	–	190,823
USD	8,500	01/15/2031	1.537%	3 Month LIBOR	Semi-Annual/Quarterly	(49,694)		– 0	–	(49,694)
USD	8,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/Quarterly	154,437		– 0	–	154,437

abfunds.com	AB MUNICIPAL INCOME FUND | 161

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	6,750	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	$(21,185)	$	– 0	–	$(21,185)
USD	4,800	02/15/2036	3 Month LIBOR	1.764%	Quarterly/ Semi-Annual	91,468		– 0	–	91,468
USD	4,800	02/15/2036	3 Month LIBOR	1.600%	Quarterly/ Semi-Annual	(8,178)		– 0	–	(8,178)
USD	3,000	02/15/2036	3 Month LIBOR	1.798%	Quarterly/ Semi-Annual	81,680		– 0	–	81,680
USD	1,250	01/15/2041	3 Month LIBOR	2.004%	Quarterly/ Semi-Annual	75,861		– 0	–	75,861

						$982,084	$	– 0	–	$982,084

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.120%	SIFMA*	Quarterly	$(25,887)	$	– 0	–	$(25,887)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	(29,862)		– 0	–	(29,862)

							$(55,749)	$	– 0	–	$(55,749)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $36,192,500 or 5.5% of net assets.

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of November 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,000,573	$978,249	0.15%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2021.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2021 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,031,474,809 and $3,944,863,205, respectively)	$1,082,599,677		$4,195,304,174
Affiliated issuers (cost $41,219,363 and $82,014,479, respectively)	41,219,363		82,014,479
Cash	– 0	–	3,593,146
Cash collateral due from broker	3,657,357		30,840,498
Interest receivable	10,661,511		55,805,555
Receivable for capital stock sold	3,884,145		6,038,130
Receivable for investment securities sold	90,000		3,479,265
Affiliated dividends receivable	394		811
Receivable for terminated centrally cleared credit default swaps	– 0	–	1,283,756
Receivable for variation margin on centrally cleared swaps	– 0	–	1,993,961

Total assets	1,142,112,447		4,380,353,775

Liabilities
Due to custodian	41,303		– 0	–
Payable for investment securities purchased	32,513,634		140,557,051
Payable for capital stock redeemed	1,525,924		4,873,593
Advisory fee payable	390,288		1,554,624
Dividends payable	298,032		2,162,154
Distribution fee payable	146,027		316,838
Unrealized depreciation on interest rate swaps	74,886		127,519
Payable for variation margin on centrally cleared swaps	63,608		– 0	–
Administrative fee payable	36,634		41,629
Directors’ fees payable	8,417		17,128
Transfer Agent fee payable	5,191		16,144
Market value on credit default swaps (net premiums received $6,161,523)	– 0	–	16,140,459
Payable for floating rate notes issued(a)	– 0	–	220,760,000
Payable for terminated centrally cleared credit default swaps	– 0	–	2,571,356
Accrued expenses and other liabilities	223,754		1,387,888

Total liabilities	35,327,698		390,526,383

Net Assets	$1,106,784,749		$3,989,827,392

Composition of Net Assets
Capital stock, at par	$95,982		$323,159
Additional paid-in capital	1,043,883,336		3,652,666,502
Distributable earnings	62,805,431		336,837,731

	$1,106,784,749		$3,989,827,392

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$566,893,071	49,162,235	$11.53	*

Class C	$35,983,853	3,121,673	$11.53

Advisor Class	$503,907,825	43,698,589	$11.53

AB High Income Municipal Portfolio

Class A	$941,439,816	76,219,232	$12.35	*

Class C	$151,172,117	12,246,106	$12.34

Advisor Class	$2,895,184,452	234,528,957	$12.34

Class Z	$2,031,007	164,406	$12.35

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $11.89 and $12.73, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,767,900,504 and $620,381,873, respectively)	$1,863,446,579		$654,026,717
Affiliated issuers (cost $62,877,474 and $5,305,334, respectively)	62,877,474		5,305,334
Cash	7,714		1,841
Cash collateral due from broker	4,836,118		1,456,304
Interest receivable	22,474,616		7,459,851
Receivable for investment securities sold	4,179,352		– 0	–
Receivable for capital stock sold	2,519,782		227,515
Receivable for variation margin on centrally cleared swaps	155,189		– 0	–
Affiliated dividends receivable	525		40

Total assets	1,960,497,349		668,477,602

Liabilities
Payable for investment securities purchased	31,239,983		4,218,774
Payable for capital stock redeemed	3,214,360		607,613
Advisory fee payable	674,814		219,413
Dividends payable	300,606		105,693
Distribution fee payable	155,015		111,413
Unrealized depreciation on interest rate swaps	131,169		55,749
Administrative fee payable	36,634		38,185
Transfer Agent fee payable	15,223		6,982
Directors’ fees payable	11,297		7,024
Payable for variation margin on centrally cleared swaps	– 0	–	34,864
Accrued expenses	312,264		195,756

Total liabilities	36,091,365		5,601,466

Net Assets	$1,924,405,984		$662,876,136

Composition of Net Assets
Capital stock, at par	$178,619		$64,032
Additional paid-in capital	1,825,969,352		632,630,030
Distributable earnings	98,258,013		30,182,074

	$1,924,405,984		$662,876,136

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$587,260,535	54,510,247	$10.77	*

Class C	$41,567,059	3,862,908	$10.76

Advisor Class	$1,295,578,390	120,245,424	$10.77

AB New York Portfolio

Class A	$423,811,707	40,941,111	$10.35	*

Class C	$29,395,843	2,841,128	$10.35

Advisor Class	$209,668,586	20,249,489	$10.35

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $11.10 and $10.67, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2021 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$14,601,337		$73,245,981
Dividends – Affiliated issuers	2,582		8,038

Total income	14,603,919		73,254,019

Expenses
Advisory fee (see Note B)	2,447,837		9,307,831
Distribution fee – Class A	710,906		1,175,930
Distribution fee – Class C	183,974		772,365
Transfer agency – Class A	60,367		130,003
Transfer agency – Class C	3,990		21,550
Transfer agency – Advisor Class	51,195		381,979
Transfer agency – Class Z	– 0	–	196
Custody and accounting	88,496		124,326
Administrative	45,523		53,552
Audit and tax	26,268		30,856
Legal	19,789		28,968
Registration fees	18,197		75,776
Directors’ fees	16,119		33,030
Printing	14,129		50,268
Miscellaneous	15,127		39,371

Total expenses before interest expense	3,701,917		12,226,001
Interest expense	388		948,792

Total expenses	3,702,305		13,174,793
Less: expenses waived and reimbursed by the Adviser (see Note B)	(100,714)		(42,526)

Net expenses	3,601,591		13,132,267

Net investment income	11,002,328		60,121,752

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	946,313		(1,048,794)
Swaps	(1,238,724)		(2,830,930)
Net change in unrealized appreciation/depreciation of:
Investments	(7,626,432)		7,257,671
Swaps	3,601,125		25,901,527

Net gain (loss) on investment transactions	(4,317,718)		29,279,474

Net Increase in Net Assets from Operations	$6,684,610		$89,401,226

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$25,550,975	$9,363,215
Dividends – Affiliated issuers	3,932	344

Total income	25,554,907	9,363,559

Expenses
Advisory fee (see Note B)	4,257,026	1,484,192
Distribution fee – Class A	747,410	537,586
Distribution fee – Class C	217,861	151,358
Transfer agency – Class A	107,186	67,744
Transfer agency – Class C	8,328	4,831
Transfer agency – Advisor Class	224,147	31,384
Custody and accounting	103,218	71,437
Registration fees	52,038	19,387
Administrative	45,523	47,009
Printing	29,611	12,954
Audit and tax	26,949	26,949
Legal	22,716	18,358
Directors’ fees	21,327	13,450
Miscellaneous	24,633	11,453

Total expenses before interest expense	5,887,973	2,498,092
Interest expense	204	7,936

Total expenses	5,888,177	2,506,028
Less: expenses waived and reimbursed by the Adviser (see Note B)	(213,230)	(161,765)

Net expenses	5,674,947	2,344,263

Net investment income	19,879,960	7,019,296

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	2,144,935	703,470
Swaps	(2,159,469)	(828,634)
Net change in unrealized appreciation/depreciation of:
Investments	(10,411,191)	(3,028,977)
Swaps	9,858,624	3,615,586

Net gain (loss) on investment transactions	(567,101)	461,445

Net Increase in Net Assets from Operations	$19,312,859	$7,480,741

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,002,328	$25,383,764
Net realized gain (loss) on investment transactions	(292,411)	5,895,749
Net change in unrealized appreciation/depreciation of investments	(4,025,307)	44,642,234

Net increase in net assets from operations	6,684,610	75,921,747
Distributions to Shareholders
Class A	(5,117,795)	(13,468,361)
Class C	(192,318)	(757,499)
Advisor Class	(4,940,102)	(11,307,165)
Capital Stock Transactions
Net increase	70,079,786	71,232,212

Total increase	66,514,181	121,620,934
Net Assets
Beginning of period	1,040,270,568	918,649,634

End of period	$1,106,784,749	$1,040,270,568

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$60,121,752	$110,940,855
Net realized gain (loss) on investment transactions	(3,879,724)	8,399,297
Net change in unrealized appreciation/depreciation of investments	33,159,198	361,822,621

Net increase in net assets from operations	89,401,226	481,162,773
Distributions to Shareholders
Class A	(13,951,063)	(27,741,029)
Class C	(1,706,007)	(5,103,365)
Advisor Class	(44,399,226)	(82,863,003)
Class Z	(31,048)	(77,813)
Capital Stock Transactions
Net increase	264,035,115	558,739,317

Total increase	293,348,997	924,116,880
Net Assets
Beginning of period	3,696,478,395	2,772,361,515

End of period	$3,989,827,392	$3,696,478,395

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$19,879,960	$40,214,320
Net realized gain (loss) on investment transactions	(14,534)	10,353,102
Net change in unrealized appreciation/depreciation of investments	(552,567)	81,763,785

Net increase in net assets from operations	19,312,859	132,331,207
Distributions to Shareholders
Class A	(5,481,937)	(13,049,516)
Class C	(234,808)	(874,035)
Advisor Class	(13,015,184)	(27,054,332)
Capital Stock Transactions
Net increase	70,307,921	145,998,381

Total increase	70,888,851	237,351,705
Net Assets
Beginning of period	1,853,517,133	1,616,165,428

End of period	$1,924,405,984	$1,853,517,133

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,019,296	$14,489,068
Net realized gain (loss) on investment transactions	(125,164)	2,278,877
Net change in unrealized appreciation/depreciation of investments	586,609	37,320,055

Net increase in net assets from operations	7,480,741	54,088,000
Distributions to Shareholders
Class A	(4,210,612)	(9,878,972)
Class C	(180,682)	(687,886)
Advisor Class	(2,201,403)	(4,190,838)
Capital Stock Transactions
Net increase	13,461,084	4,963,028

Total increase	14,349,128	44,293,332
Net Assets
Beginning of period	648,527,008	604,233,676

End of period	$662,876,136	$648,527,008

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily

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NOTES TO FINANCIAL STATEMENTS (continued)

available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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NOTES TO FINANCIAL STATEMENTS (continued)

inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2021:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$956,655,287		$	– 0	–	$956,655,287
Short-Term Municipal Notes		– 0	–	122,191,404			– 0	–	122,191,404
Commercial Mortgage-Backed Security		– 0	–	3,752,986			– 0	–	3,752,986
Short-Term Investments		41,219,363		– 0	–		– 0	–	41,219,363

Total Investments in Securities		41,219,363		1,082,599,677			– 0	–	1,123,819,040
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	9,502,103			– 0	–	9,502,103	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,237,813			– 0	–	3,237,813	(b)

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Liabilities:
Centrally Cleared Credit Default Swaps	$	– 0	–	$(2,267,969)		$	– 0	–	$(2,267,969	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(340,293)			– 0	–	(340,293	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(992,717)			– 0	–	(992,717	)(b)
Interest Rate Swaps		– 0	–	(74,886)			– 0	–	(74,886)

Total		$41,219,363		$1,091,663,728		$	– 0	–	$1,132,883,091

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$4,142,579,581		$	– 0	–	$4,142,579,581
Short-Term Municipal Notes		– 0	–	2,531,009			– 0	–	2,531,009
Corporates – Non-Investment Grade		– 0	–	41,453,664			– 0	–	41,453,664
Corporates – Investment Grade		– 0	–	8,739,920			– 0	–	8,739,920
Short-Term Investments		82,014,479		– 0	–		– 0	–	82,014,479
Liabilities:
Floating Rate Notes(c)		(220,760,000)		– 0	–		– 0	–	(220,760,000)

Total Investments in Securities		(138,745,521)		4,195,304,174			– 0	–	4,056,558,653
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	49,734,300			– 0	–	49,734,300	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	51,442,893			– 0	–	51,442,893	(b)

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Investments in Securities:	Level 1			Level 2		Level 3			Total
Liabilities:
Centrally Cleared Credit Default Swaps	$	– 0	–	$(5,562,943)		$	– 0	–	$(5,562,943	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(1,189,486)			– 0	–	(1,189,486	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,426,676)			– 0	–	(1,426,676	)(b)
Credit Default Swaps		– 0	–	(16,140,459)			– 0	–	(16,140,459)
Interest Rate Swaps		– 0	–	(127,519)			– 0	–	(127,519)

Total		$(138,745,521)		$4,272,034,284		$	– 0	–	$4,133,288,763

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,808,391,989		$	– 0	–	$1,808,391,989
Short-Term Municipal Notes		– 0	–	52,734,949			– 0	–	52,734,949
Commercial Mortgage-Backed Securities		– 0	–	2,319,641			– 0	–	2,319,641
Short-Term Investments		62,877,474		– 0	–		– 0	–	62,877,474

Total Investments in Securities		62,877,474		1,863,446,579			– 0	–	1,926,324,053
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	17,811,998			– 0	–	17,811,998	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,121,979			– 0	–	3,121,979	(b)

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Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Centrally Cleared Credit Default Swaps	$	– 0	–	$(3,594,517)	$	– 0	–	$(3,594,517	)(b)
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(427,828)	– 0	–	(427,828	)(b)
Centrally Cleared Interest Rate Swaps	– 0	–	(151,253)	– 0	–	(151,253	)(b)
Interest Rate Swaps	– 0	–	(131,169)	– 0	–	(131,169)

Total	$62,877,474	$1,880,075,789	$	– 0	–	$1,942,953,263

AB New York Portfolio
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$654,026,717	$	– 0	–	$654,026,717
Short-Term Investments	5,305,334	– 0	–	– 0	–	5,305,334

Total Investments in Securities	5,305,334	654,026,717	– 0	–	659,332,051
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	– 0	–	6,559,290	– 0	–	6,559,290	(b)
Centrally Cleared Interest Rate Swaps	– 0	–	1,061,141	– 0	–	1,061,141	(b)
Liabilities:
Centrally Cleared Credit Default Swaps	– 0	–	(513,502)	– 0	–	(513,502	)(b)
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(145,340)	– 0	–	(145,340	)(b)
Centrally Cleared Interest Rate Swaps	– 0	–	(79,057)	– 0	–	(79,057	)(b)
Interest Rate Swaps	– 0	–	(55,749)	– 0	–	(55,749)

Total	$5,305,334	$660,853,500	$	– 0	–	$666,158,834

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2022, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2021, such reimbursements amounted to $87,217, $0, $192,672 and $160,046 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2021, the reimbursement for such services amounted to $45,523, $53,552, $45,523 and $47,009 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

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The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $33,992; AB High Income Municipal Portfolio, $124,721; AB National Portfolio, $92,798 and AB New York Portfolio, $33,398 for the six months ended November 30, 2021.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2021, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$561		$5,462	$3,112
AB High Income Municipal	– 0	–	28,975	4,976
AB National	32		26,723	2,301
AB New York	– 0	–	677	499

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2021, such waivers amounted to:

Portfolio	Amount
AB California	$13,497
AB High Income Municipal	42,526
AB National	20,558
AB New York	1,719

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A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2021 is as follows:

Portfolio	Market Value 5/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/21 (000)	Dividend Income (000)
AB California	$70,188	$145,085	$174,054	$41,219	$3
AB High Income Municipal	171,023	281,750	370,759	82,014	8
AB National	116,023	231,573	284,719	62,877	4
AB New York	18,873	55,952	69,520	5,305	0	*

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,601,729
AB High Income Municipal	3,978,506
AB National	7,113,821
AB New York	4,554,310

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2021, were as follows:

	Purchases			Sales
Portfolio	Investments	Government Securities		Investments	Government Securities
AB California	$173,687,452	$3,873,959		$60,475,202	$	– 0	–
AB High Income Municipal	564,561,276	– 0	–	121,544,721		– 0	–
AB National	256,038,383	4,471,861		116,164,896		30,000
AB New York	68,163,278	– 0	–	25,936,248		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	$68,424,638	$(5,741,286)	$62,683,352
AB High Income Municipal	402,260,586	(62,773,389)	339,487,197
AB National	123,873,072	(7,741,762)	116,131,310
AB New York	42,773,071	(1,731,316)	41,041,755

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the

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contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2021, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

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During the six months ended November 30, 2021, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling

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protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2021, the AB California Portfolio, AB National Portfolio and AB New York Portfolio held credit default swaps for hedging purposes and the AB High Income Municipal Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended November 30, 2021, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/ Payable for variation margin on centrally cleared swaps	$212,512	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	12,753,868	*	Receivable/ Payable for variation margin on centrally cleared swaps	$1,333,010	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	74,886

Total		$12,966,380			$1,407,896

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,105,224)	$3,388,613

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(133,500)	212,512

Total		$(1,238,724)	$3,601,125

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AB High Income Municipal Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	$520,495	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	101,248,350	*	Receivable/ Payable for variation margin on centrally cleared swaps	$2,616,162	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	127,519

Credit contracts				Market value on credit default swaps	16,140,459

Total		$101,768,845			$18,884,140

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(3,497,838)	$24,981,099

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	666,908	920,428

Total		$(2,830,930)	$25,901,527

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AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/ Payable for variation margin on centrally cleared swaps	$336,812	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	20,958,673	*	Receivable/ Payable for variation margin on centrally cleared swaps	$579,081	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	131,169

Total		$21,295,485			$710,250

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(2,010,427)	$9,521,812

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(149,042)	336,812

Total		$(2,159,469)	$9,858,624

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/ Payable for variation margin on centrally cleared swaps	$48,116	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	7,628,941	*	Receivable/ Payable for variation margin on centrally cleared swaps	$224,397	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	55,749

Total		$7,677,057			$280,146

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(835,180)	$3,567,470

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	6,546	48,116

Total		$(828,634)	$3,615,586

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The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2021:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$25,240,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$116,538,571
Centrally Cleared Inflation Swaps:
Average notional amount	$98,081,429
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$25,500,000	(a)

(a)	Positions were open for six months during the period.

AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$42,980,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$810,550,000
Centrally Cleared Inflation Swaps:
Average notional amount	$460,661,429
Credit Default Swaps:
Average notional amount of sale contracts	$59,174,753
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$81,250,000	(a)

(a)	Positions were open for four months during the period.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$44,210,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$150,214,286
Centrally Cleared Inflation Swaps:
Average notional amount	$166,237,143
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$44,750,000	(a)

(a)	Positions were open for four months during the period.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$18,790,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$72,478,571
Centrally Cleared Inflation Swaps:
Average notional amount	$59,898,571
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,375,000	(a)

(a)	Positions were open for four months during the period.

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For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$74,886	$	– 0	–	$	– 0	–	$	– 0	–	$74,886

Total	$74,886	$	– 0	–	$	– 0	–	$	– 0	–	$74,886	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*		Net Amount of Derivative Liabilities
Citibank, NA/Citigroup Global Markets, Inc.	$1,244,464	$	– 0	–	$(375,000)	$(749,486)		$119,978
Credit Suisse International	5,955,868		– 0	–	(5,955,868)	– 0	–	– 0	–
Goldman Sachs International	4,975,766		– 0	–	(4,966,600)	– 0	–	9,166
Morgan Stanley Capital Services LLC	4,091,880		– 0	–	(4,091,880)	– 0	–	– 0	–

Total	$16,267,978	$	– 0	–	$(15,389,348)	$(749,486)		$129,144	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB National Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$131,169	$	– 0	–	$(131,169)	$	– 0	–	$	– 0	–

Total	$131,169	$	– 0	–	$(131,169)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$55,749	$	– 0	–	$	– 0	–	$	– 0	–	$55,749

Total	$55,749	$	– 0	–	$	– 0	–	$	– 0	–	$55,749	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

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NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	4,006,907	7,438,817	$46,436,946	$84,662,382

Shares issued in reinvestment of dividends	188,618	573,127	2,179,816	6,522,919

Shares converted from Class C	458,837	403,784	5,315,695	4,563,767

Shares redeemed	(2,847,166)	(6,216,923)	(32,917,221)	(70,539,858)

Net increase	1,807,196	2,198,805	$21,015,236	$25,209,210

Class C
Shares sold	247,965	790,212	$2,876,665	$8,994,197

Shares issued in reinvestment of dividends	10,904	43,131	126,003	490,400

Shares converted to Class A	(458,841)	(403,828)	(5,315,695)	(4,563,767)

Shares redeemed	(268,486)	(728,724)	(3,111,036)	(8,277,601)

Net decrease	(468,458)	(299,209)	$(5,424,063)	$(3,356,771)

Advisor Class
Shares sold	8,325,264	15,119,095	$96,393,610	$171,927,898

Shares issued in reinvestment of dividends	213,763	551,324	2,470,287	6,276,536

Shares redeemed	(3,837,996)	(11,433,874)	(44,375,284)	(128,824,661)

Net increase	4,701,031	4,236,545	$54,488,613	$49,379,773

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	7,155,890	18,178,774	$88,346,721	$214,167,506

Shares issued in reinvestment of dividends	516,806	1,207,033	6,381,015	14,256,889

Shares converted from Class C	2,308,046	4,104,718	28,351,954	47,690,111

Shares redeemed	(7,142,432)	(12,537,350)	(88,087,527)	(147,959,674)

Net increase	2,838,310	10,953,175	$34,992,163	$128,154,832

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AB High Income Municipal Portfolio
Shares	Amount
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class C
Shares sold	809,846	1,702,018	$9,990,519	$20,056,324

Shares issued in reinvestment of dividends	82,734	270,382	1,020,559	3,183,109

Shares converted to Class A	(2,308,247)	(4,105,651)	(28,351,954)	(47,690,111)

Shares redeemed	(791,026)	(3,383,848)	(9,767,037)	(39,486,558)

Net decrease	(2,206,693)	(5,517,099)	$(27,107,913)	$(63,937,236)

Advisor Class
Shares sold	32,718,347	72,244,440	$403,537,333	$852,523,286

Shares issued in reinvestment of dividends	1,820,803	3,766,074	22,455,223	44,504,885

Shares redeemed	(13,790,357)	(34,128,041)	(170,013,799)	(402,008,252)

Net increase	20,748,793	41,882,473	$255,978,757	$495,019,919

Class Z
Shares sold	14,244	– 0	–	$176,225	$	– 0	–

Shares issued in reinvestment of dividends	223	1,047	2,768	12,367

Shares redeemed	(562)	(41,879)	(6,885)	(510,565)

Net increase (decrease)	13,905	(40,832)	$172,108	$(498,198)

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	2,092,415	6,669,301	$22,585,275	$70,617,588

Shares issued in reinvestment of dividends	281,286	728,178	3,030,228	7,713,522

Shares converted from Class C	931,271	1,258,927	10,039,727	13,239,742

Shares redeemed	(3,645,210)	(7,721,854)	(39,284,600)	(81,670,664)

Net increase (decrease)	(340,238)	934,552	$(3,629,370)	$9,900,188

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class C
Shares sold	194,455	817,610	$2,092,805	$8,631,333

Shares issued in reinvestment of dividends	15,731	60,355	169,328	637,712

Shares converted to Class A	(932,187)	(1,260,257)	(10,039,727)	(13,239,742)

Shares redeemed	(330,288)	(1,041,962)	(3,557,132)	(11,016,010)

Net decrease	(1,052,289)	(1,424,254)	$(11,334,726)	$(14,986,707)

Advisor Class
Shares sold	16,811,814	36,370,501	$181,181,654	$385,813,392

Shares issued in reinvestment of dividends	794,118	1,762,541	8,554,463	18,680,013

Shares redeemed	(9,675,140)	(24,045,864)	(104,464,100)	(253,408,505)

Net increase	7,930,792	14,087,178	$85,272,017	$151,084,900

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	1,623,536	3,876,366	$16,811,028	$39,327,290

Shares issued in reinvestment of dividends	199,889	549,811	2,069,903	5,553,412

Shares converted from Class C	970,123	500,590	10,041,629	5,041,092

Shares redeemed	(2,650,899)	(6,895,251)	(27,470,573)	(69,578,052)

Net increase (decrease)	142,649	(1,968,484)	$1,451,987	$(19,656,258)

Class C
Shares sold	135,380	407,762	$1,401,402	$4,096,248

Shares issued in reinvestment of dividends	11,168	47,796	115,599	481,970

Shares converted to Class A	(971,031)	(500,889)	(10,041,629)	(5,041,092)

Shares redeemed	(163,852)	(686,849)	(1,695,648)	(6,959,753)

Net decrease	(988,335)	(732,180)	$(10,220,276)	$(7,422,627)

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	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Advisor Class
Shares sold	2,911,452	6,301,504	$30,187,134	$63,942,583

Shares issued in reinvestment of dividends	89,027	220,512	922,006	2,228,988

Shares redeemed	(856,678)	(3,376,754)	(8,879,767)	(34,129,658)

Net increase	2,143,801	3,145,262	$22,229,373	$32,041,913

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of the municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative

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changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by

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increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period

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of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more

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illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments

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NOTES TO FINANCIAL STATEMENTS (continued)

in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2021.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2021 and May 31, 2020 were as follows:

AB California Portfolio	2021	2020
Distributions paid from:
Ordinary income	$703,142	$519,538
Net long-term capital gains	42,445	– 0	–

Total taxable distributions	745,587	519,538
Tax exempt distributions	24,787,438	26,488,166

Total distributions paid	$25,533,025	$27,007,704

AB High Income Municipal Portfolio	2021	2020
Distributions paid from:
Ordinary income	$8,478,725	$3,485,488

Total taxable distributions	8,478,725	3,485,488
Tax exempt distributions	107,306,485	115,720,718

Total distributions paid	$115,785,210	$119,206,206

AB National Portfolio	2021	2020
Distributions paid from:
Ordinary income	$1,247,779	$584,260

Total taxable distributions	1,247,779	584,260
Tax exempt distributions	39,730,104	41,703,969

Total distributions paid	$40,977,883	$42,288,229

AB New York Portfolio	2021	2020
Distributions paid from:
Ordinary income	$463,944	$293,658

Total taxable distributions	463,944	293,658
Tax exempt distributions	14,293,752	16,980,965

Total distributions paid	$14,757,696	$17,274,623

As of May 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income			Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$	– 0	–	$(90,139)	$66,754,403	$66,664,264
AB High Income Municipal		2,155,053		(1,406,235)	312,255,860	313,004,678
AB National		42,478		(18,610,316)	116,540,286	97,972,448
AB New York		38,692		(11,096,455)	40,473,714	29,415,951

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)

At May 31, 2021, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of May 31, 2021, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $1,406,235, $18,610,316, and $11,096,455, respectively. During the current fiscal year, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio utilized $5,123,007, $4,787,853, $8,598,501, and $1,572,993 of capital loss carryforwards to offset current year net realized gains. As of May 31, 2021, AB California Portfolio had a net post-October capital loss deferral of $90,139.

(b)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of May 31, 2021, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount			Long-Term Amount
AB California	$	– 0	–	$	– 0	–
AB High Income Municipal		1,406,235			– 0	–
AB National		18,610,316			– 0	–
AB New York		11,096,455			– 0	–

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the

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NOTES TO FINANCIAL STATEMENTS (continued)

caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2021, the amount of Floating Rate Notes outstanding was $220,760,000 and the related interest rate ranged from 0.08% to 0.21% for AB High Income Municipal Portfolio. At November 30, 2021, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2021, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$220,760,000	0.84%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2021, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.57	$ 10.96	$ 11.21	$ 11.06	$ 11.25	$ 11.54

Income From Investment Operations

Net investment income(a)(b)	.11	.29	.33	.37	.37	.37

Net realized and unrealized gain (loss) on investment transactions	(.05)	.61	(.25)	.15	(.20)	(.29)

Net increase in net asset value from operations	.06	.90	.08	.52	.17	.08

Less: Dividends

Dividends from net investment income	(.10)	(.29)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.53	$ 11.57	$ 10.96	$ 11.21	$ 11.06	$ 11.25

Total Return

Total investment return based on net asset value(c)	.56%	8.30%	.68%	4.84%	1.55%	.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$566,893	$547,704	$494,992	$482,499	$465,581	$489,570

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%^	.75%	.75%	.75%	.76%	.75%

Expenses, before waivers/reimbursements(d)	.77%^	.77%	.78%	.80%	.80%	.80%

Net investment income(a)	1.94%^	2.54%	2.96%	3.38%	3.28%	3.29%

Portfolio turnover rate	6%	23%	16%	13%	14%	16%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.56	$ 10.96	$ 11.21	$ 11.05	$ 11.24	$ 11.54

Income From Investment Operations

Net investment income(a)(b)	.07	.20	.25	.29	.28	.29

Net realized and unrealized gain (loss) on investment transactions	(.04)	.61	(.26)	.16	(.19)	(.31)

Net increase (decrease) in net asset value from operations	.03	.81	(.01)	.45	.09	(.02)

Less: Dividends

Dividends from net investment income	(.06)	(.21)	(.24)	(.29)	(.28)	(.28)

Net asset value, end of period	$ 11.53	$ 11.56	$ 10.96	$ 11.21	$ 11.05	$ 11.24

Total Return

Total investment return based on net asset value(c)	.26%	7.40%	(.08)%	4.15%	.79%	(.15)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,984	$41,511	$42,622	$44,421	$48,977	$56,379

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%^	1.50%	1.50%	1.50%	1.51%	1.50%

Expenses, before waivers/reimbursements(d)	1.52%^	1.52%	1.53%	1.55%	1.55%	1.55%

Net investment income(a)	1.18%^	1.80%	2.21%	2.63%	2.53%	2.54%

Portfolio turnover rate	6%	23%	16%	13%	14%	16%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.57	$ 10.96	$ 11.21	$ 11.06	$ 11.25	$ 11.54

Income From Investment Operations

Net investment income(a)(b)	.13	.32	.36	.40	.39	.40

Net realized and unrealized gain (loss) on investment transactions	(.05)	.61	(.26)	.15	(.19)	(.30)

Net increase in net asset value from operations	.08	.93	.10	.55	.20	.10

Less: Dividends

Dividends from net investment income	(.12)	(.32)	(.35)	(.40)	(.39)	(.39)

Net asset value, end of period	$ 11.53	$ 11.57	$ 10.96	$ 11.21	$ 11.06	$ 11.25

Total Return

Total investment return based on net asset value(c)	.68%	8.57%	.93%	5.10%	1.80%	.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$503,908	$451,056	$381,036	$279,106	$184,599	$149,586

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%^	.50%	.50%	.51%	.51%	.50%

Expenses, before waivers/reimbursements(d)	.52%^	.52%	.53%	.55%	.55%	.55%

Net investment income(a)	2.19%^	2.78%	3.20%	3.63%	3.52%	3.54%

Portfolio turnover rate	6%	23%	16%	13%	14%	16%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 12.25		$ 10.90	$ 11.65	$ 11.39	$ 11.34	$ 11.67

Income From Investment Operations

Net investment income(a)(b)	.18		.39	.42	.43	.45	.45

Net realized and unrealized gain (loss) on investment transactions	.10		1.36	(.74)	.30	.05	(.33)

Net increase (decrease) in net asset value from operations	.28		1.75	(.32)	.73	.50	.12

Less: Dividends

Dividends from net investment income	(.18)		(.40)	(.43)	(.47)	(.45)	(.45)

Net asset value, end of period	$ 12.35		$ 12.25	$ 10.90	$ 11.65	$ 11.39	$ 11.34

Total Return

Total investment return based on net asset value(c)	2.33%		16.40%	(2.97)%	6.64%	4.50%	1.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$941,440		$899,274	$680,380	$754,555	$755,327	$769,140

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.83	%^	.85%	.85%	.87%	.87%	.87%

Expenses, before waivers/reimbursements(d)	.83	%^	.85%	.85%	.88%	.88%	.89%

Net investment income(a)	2.97	%^	3.27%	3.59%	3.81%	3.95%	3.97%

Portfolio turnover rate	3%		16%	22%	23%	22%	30%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 12.25		$ 10.89	$ 11.65	$ 11.39	$ 11.33	$ 11.66

Income From Investment Operations

Net investment income(a)(b)	.14		.30	.33	.35	.36	.37

Net realized and unrealized gain (loss) on investment transactions	.09		1.38	(.74)	.30	.07	(.33)

Net increase (decrease) in net asset value from operations	.23		1.68	(.41)	.65	.43	.04

Less: Dividends

Dividends from net investment income	(.14)		(.32)	(.35)	(.39)	(.37)	(.37)

Net asset value, end of period	$ 12.34		$ 12.25	$ 10.89	$ 11.65	$ 11.39	$ 11.33

Total Return

Total investment return based on net asset value(c)	1.86%		15.53%	(3.69)%	5.85%	3.82%	.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$151,172		$177,019	$217,533	$273,186	$290,311	$311,962

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.58	%^	1.60%	1.60%	1.62%	1.62%	1.62%

Expenses, before waivers/reimbursements(d)	1.58	%^	1.61%	1.60%	1.63%	1.63%	1.64%

Net investment income(a)	2.21	%^	2.54%	2.85%	3.06%	3.20%	3.22%

Portfolio turnover rate	3%		16%	22%	23%	22%	30%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB High Income Municipal Portfolio
	Advisor Class
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 12.25		$ 10.89	$ 11.65	$ 11.38	$ 11.33	$ 11.66

Income From Investment Operations

Net investment income(a)(b)	.20		.42	.45	.46	.48	.48

Net realized and unrealized gain (loss) on investment transactions	.09		1.37	(.75)	.31	.05	(.33)

Net increase (decrease) in net asset value from operations	.29		1.79	(.30)	.77	.53	.15

Less: Dividends

Dividends from net investment income	(.20)		(.43)	(.46)	(.50)	(.48)	(.48)

Net asset value, end of period	$ 12.34		$ 12.25	$ 10.89	$ 11.65	$ 11.38	$ 11.33

Total Return

Total investment return based on net asset value(c)	2.37%		16.70%	(2.72)%	7.00%	4.76%	1.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,895,184		$2,618,340	$1,872,364	$1,975,651	$1,593,859	$1,400,924

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.58	%^	.60%	.60%	.62%	.62%	.62%

Expenses, before waivers/reimbursements(d)	.58	%^	.60%	.60%	.63%	.63%	.64%

Net investment income(a)	3.22	%^	3.52%	3.84%	4.05%	4.20%	4.22%

Portfolio turnover rate	3%		16%	22%	23%	22%	30%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,		October 1, 2018(e) to May 31, 2019
			2021	2020

Net asset value, beginning of period	$ 12.26		$ 10.90	$ 11.65	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.20		.42	.43	.31
Net realized and unrealized gain (loss) on investment transactions	.09		1.37	(.71)	.42

Net increase (decrease) in net asset value from operations	.29		1.79	(.28)	.73

Less: Dividends

Dividends from net investment income	(.20)		(.43)	(.47)	(.35)

Net asset value, end of period	$ 12.35		$ 12.26	$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	2.37%		16.69%	(2.60)%	6.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,031		$1,845	$2,085	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.57	%^	.59%	.60%	.65	%^

Expenses, before waivers/reimbursements(d)	.57	%^	.59%	.61%	.65	%^

Net investment income(a)	3.23	%^	3.55%	4.11%	4.11	%^

Portfolio turnover rate	3%		16%	22%	23%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.77	$ 10.20	$ 10.38	$ 10.15	$ 10.30	$ 10.51

Income From Investment Operations

Net investment income(a)(b)	.11	.23	.27	.29	.30	.31

Net realized and unrealized gain (loss) on investment transactions	(.01)	.58	(.19)	.23	(.15)	(.21)

Net increase in net asset value from operations	.10	.81	.08	.52	.15	.10

Less: Dividends

Dividends from net investment income	(.10)	(.24)	(.26)	(.29)	(.30)	(.31)

Net asset value, end of period	$ 10.77	$ 10.77	$ 10.20	$ 10.38	$ 10.15	$ 10.30

Total Return

Total investment return based on net asset value(c)	.93%	8.00%	.80%	5.23%	1.48%	.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$587,261	$590,789	$549,816	$572,911	$585,549	$625,601

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(f)	.75%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)(f)	.77%^	.78%	.78%	.79%	.80%	.80%

Net investment income(a)	1.95%^	2.21%	2.57%	2.87%	2.93%	2.99%

Portfolio turnover rate	7%	24%	28%	19%	18%	18%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.76		$ 10.19	$ 10.37	$ 10.14	$ 10.29	$ 10.50

Income From Investment Operations

Net investment income(a)(b)	.06		.16	.19	.21	.22	.23

Net realized and unrealized gain (loss) on investment transactions	.00	(g)	.57	(.18)	.24	(.15)	(.21)

Net increase in net asset value from operations	.06		.73	.01	.45	.07	.02

Less: Dividends

Dividends from net investment income	(.06)		(.16)	(.19)	(.22)	(.22)	(.23)

Net asset value, end of period	$ 10.76		$ 10.76	$ 10.19	$ 10.37	$ 10.14	$ 10.29

Total Return

Total investment return based on net asset value(c)	.54%		7.20%	.05%	4.45%	.72%	.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,567		$52,879	$64,573	$75,942	$89,963	$106,240

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(f)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)(f)	1.52	%^	1.53%	1.54%	1.54%	1.55%	1.55%

Net investment income(a)	1.20	%^	1.48%	1.82%	2.12%	2.19%	2.25%

Portfolio turnover rate	7%		24%	28%	19%	18%	18%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.77	$ 10.20	$ 10.38	$ 10.15	$ 10.30	$ 10.51

Income From Investment Operations

Net investment income(a)(b)	.12	.26	.29	.31	.32	.33

Net realized and unrealized gain (loss) on investment transactions	(.01)	.58	(.18)	.24	(.14)	(.20)

Net increase in net asset value from operations	.11	.84	.11	.55	.18	.13

Less: Dividends

Dividends from net investment income	(.11)	(.27)	(.29)	(.32)	(.33)	(.34)

Net asset value, end of period	$ 10.77	$ 10.77	$ 10.20	$ 10.38	$ 10.15	$ 10.30

Total Return

Total investment return based on net asset value(c)	1.05%	8.27%	1.05%	5.49%	1.73%	1.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,295,578	$1,209,849	$1,001,776	$853,908	$656,958	$496,432

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(f)	.50%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)(f)	.52%^	.53%	.53%	.54%	.55%	.55%

Net investment income(a)	2.20%^	2.45%	2.81%	3.11%	3.18%	3.24%

Portfolio turnover rate	7%	24%	28%	19%	18%	18%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.34		$ 9.70	$ 10.05	$ 9.82	$ 10.01	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.11		.23	.26	.29	.28	.29

Net realized and unrealized gain (loss) on investment transactions	.00	(g)	.65	(.35)	.23	(.19)	(.19)

Net increase (decrease) in net asset value from operations	.11		.88	(.09)	.52	.09	.10

Less: Dividends

Dividends from net investment income	(.10)		(.24)	(.26)	(.29)	(.28)	(.29)

Net asset value, end of period	$ 10.35		$ 10.34	$ 9.70	$ 10.05	$ 9.82	$ 10.01

Total Return

Total investment return based on net asset value(c)	1.09%		9.13%	(.92)%	5.37%	.95%	1.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$423,811		$421,752	$414,853	$440,361	$428,147	$444,247

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.76%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.80	%^	.80%	.80%	.82%	.81%	.81%

Net investment income(a)	2.09	%^	2.31%	2.64%	2.92%	2.86%	2.87%

Portfolio turnover rate	4%		22%	23%	15%	11%	19%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.33		$ 9.69	$ 10.04	$ 9.81	$ 10.01	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.07		.16	.19	.21	.21	.21

Net realized and unrealized gain (loss) on investment transactions	.01		.64	(.35)	.23	(.20)	(.19)

Net increase (decrease) in net asset value from operations	.08		.80	(.16)	.44	.01	.02

Less: Dividends

Dividends from net investment income	(.06)		(.16)	(.19)	(.21)	(.21)	(.21)

Net asset value, end of period	$ 10.35		$ 10.33	$ 9.69	$ 10.04	$ 9.81	$ 10.01

Total Return

Total investment return based on net asset value(c)	.80%		8.33%	(1.66)%	4.59%	.09%	.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,396		$39,563	$44,221	$51,764	$61,179	$71,152

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.50%	1.51%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.55	%^	1.55%	1.55%	1.57%	1.56%	1.56%

Net investment income(a)	1.32	%^	1.56%	1.89%	2.18%	2.11%	2.12%

Portfolio turnover rate	4%		22%	23%	15%	11%	19%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.34		$ 9.70	$ 10.05	$ 9.82	$ 10.02	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.12		.26	.29	.31	.31	.31

Net realized and unrealized gain (loss) on investment transactions	.00	(g)	.64	(.35)	.23	(.20)	(.18)

Net increase (decrease) in net asset value from operations	.12		.90	(.06)	.54	.11	.13

Less: Dividends

Dividends from net investment income	(.11)		(.26)	(.29)	(.31)	(.31)	(.31)

Net asset value, end of period	$ 10.35		$ 10.34	$ 9.70	$ 10.05	$ 9.82	$ 10.02

Total Return

Total investment return based on net asset value(c)	1.21%		9.40%	(.67)%	5.63%	1.20%	1.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$209,669		$187,212	$145,160	$135,701	$111,151	$80,905

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.50%	.51%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.55	%^	.55%	.55%	.57%	.56%	.56%

Net investment income(a)	2.34	%^	2.55%	2.89%	3.17%	3.11%	3.14%

Portfolio turnover rate	4%		22%	23%	15%	11%	19%

See footnote summary on page 223-224.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77	%^	.77%	.78%	.79%	.79%	.79%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.52	%^	1.52%	1.53%	1.54%	1.54%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52	%^	.52%	.53%	.54%	.54%	.54%

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.78	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.78	%^	.80%	.80%	.81%	.81%	.82%
Class C
Net of waivers/reimbursements	1.53	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.53	%^	1.55%	1.55%	1.56%	1.56%	1.57%
Advisor Class
Net of waivers/reimbursements	.53	%^	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.53	%^	.55%	.55%	.55%	.56%	.57%
Class Z(e)
Net of waivers/reimbursements	.52	%^	.53%	.55%	.53%^	N/A	N/A
Before waivers/reimbursements	.53	%^	.54%	.56%	.53%^	N/A	N/A

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.74%
Before waivers/reimbursements	.77	%^	.78%	.78%	.79%	.80%	.80%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.49%
Before waivers/reimbursements	1.52	%^	1.53%	1.54%	1.54%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.49%
Before waivers/reimbursements	.52	%^	.53%	.53%	.54%	.55%	.55%

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.80	%^	.80%	.80%	.81%	.81%	.81%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.55	%^	1.55%	1.55%	1.56%	1.56%	1.56%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.55	%^	.55%	.55%	.56%	.56%	.56%

(e)	Commencement of distribution as of October 1, 2018.

(f)

In connection with the Portfolios’ investments in affiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Year Ended May 31, 2017
AB National Portfolio	.01%

(g)	Amount is less than $.005.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Terrance T. Hults(2), Vice President Matthew J. Norton(2), Vice President Andrew D. Potter(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Portfolios, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held by video conference on November 2-4, 2021 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

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comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB National Portfolio and AB High Income Municipal Portfolio. The directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year, and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded the expense ratio for each of AB High Income Municipal Portfolio and AB New York Portfolio was acceptable. The directors noted that the expense ratio for AB California Portfolio was above the expense universe median and the expense ratio for National Portfolio was above the expense group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry

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as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

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New York Portfolio

Ohio Portfolio

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Virginia Portfolio

TAXABLE

Bond Inflation Strategy

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High Yield Portfolio1

Income Fund

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ALTERNATIVES

All Market Real Return Portfolio

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Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to April 30, 2021, High Yield Portfolio was named FlexFee™ High Yield Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

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AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1121

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2022